File No. 2-88816 811-3940
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
Pre-Effective Amendment No [__]
Post-Effective Amendment No. 44 [X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
Amendment No. 44 [X]
(Check appropriate box or boxes.)
STRATEGIC FUNDS, INC.

(Exact Name of Registrant as Specified in Charter) c/o The Dreyfus Corporation 200 Park Avenue, New York, New York 10166 (Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
----
X on April 1, 2008 pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on (date) pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on (date) pursuant to paragraph (a)(2) of Rule 485
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If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment. ----

Dreyfus Premier Family of Funds
Global Stock Fund Seeks long-term total return by investing in stocks of companies in developed markets throughout the world

PROSPECTUS April 1, 2008

Contents

The Fund

Goal/Approach	1
Main Risks	3
Past Performance	5
Expenses	6
Management	7
Financial Highlights	11

Your Investment

Shareholder Guide	12
Distributions and Taxes	21
Services for Fund Investors	22
Instructions for Regular Accounts	23
Instructions for IRAs	25

For More Information

See back cover.

The Fund

Global Stock Fund Ticker Symbols Class A: DGLAX Class C: DGLCX Class I: DGLRX Class T: DGLTX

GOAL/APPROACH

The fund seeks long-term total return. To pursue this goal, the fund normally invests at least 80% of its assets in stocks. The fund’s investments will be focused on companies located in the developed markets, such as the United States, Canada, Japan, Australia, Hong Kong and Western Europe. The fund ordinarily invests in at least three countries, and, at times, may invest a substantial portion of its assets in a single country.The fund may invest in the securities of companies of any market capitalization. The fund’s stock investments may include common stocks, preferred stocks, convertible securities and warrants. Although the fund typically invests in seasoned issuers, it may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter.

The fund’s sub-investment adviser, Walter Scott & Partners Limited (WSPL), seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. WSPL focuses on individual stock selection, building the fund’s portfolio from the bottom up through extensive fundamental research.

The investment process begins with the screening of reported company financials. Companies that meet certain broad absolute and trend criteria are candidates for more detailed financial analysis. For these companies, WSPL restates the company’s income statement, flow of funds, and balance sheet to a cash basis.This analysis assists WSPL in identifying the nature of operating margin and value added, the variables contributing to value added, the operating efficiencies, the working capital management, the profitability and the financing model of the company. If a company passes WSPL’s more stringent financial criteria, WSPL then conducts a detailed investigation of the company’s products, cost and pricing, competition and industry position and outlook. Companies that meet the collective criteria of WSPL are visited with a view to under-

standing whether the company has the ability to generate sustained growth in the future.WSPL uses various valuation measures, including price-to-earnings ratio versus growth rate, price-to-cash and price-to-book.The fund’s portfolio managers select those stocks that meet WSPL’s criteria where the expected growth rate is available at reasonable valuations.

Geographic and sector allocations are results of, not part of, the investment process.WSPL does not use benchmark indices as a tool for active portfolio management. Traditional benchmark indices, however, may be helpful in measuring investment returns, and the fund’s investment returns generally will be compared to those of the Morgan Stanley Capital International (MSCI) World Index.

Although the fund’s investments will be focused among the major developed markets of the world, the fund may invest up to 20% of its assets in emerging markets.

WSPL believes that a patient investment approach is necessary to give the companies in which the fund invests an opportunity to realize their growth poten-tial.Accordingly, it is expected that the fund typically will maintain a low annual portfolio turnover rate.

WSPL typically sells a stock when it no longer possesses the characteristics that caused its purchase. A stock may be a sell candidate when its valuation reaches or exceeds its calculated fair value, or there are deteriorating fundamentals. WSPL may reduce the weighting of a stock held by the fund if it becomes overweighted as determined by WSPL.

The Fund 1

GOAL/APPROACH (continued)

The fund may, but is not required to, use derivatives, such as futures, options and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy.The currency exposure of the fund’s portfolio may be substantially unhedged to the U.S. dollar, but, at times, WSPL may seek to manage currency risk by hedging a portion of the fund’s currency exposure to the U.S. dollar.

Concepts to understand

Growth companies: companies whose revenue and/or earnings are expected to grow faster than the overall market. Often, growth stocks pay little or no dividends, have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

MSCI World Index: is a free float-adjusted, market capitalization index that is designed to measure the equity market performance of developed markets, including the United States, Canada, Australia, Europe, New Zealand and the Far East.

2

MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

  Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
  Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.
  Smaller company risk.To the extent the fund invests in small and midsize companies, it will be subject to additional risks because the earnings and revenues of these companies tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities.
  Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing value stocks).
  Market sector risk.The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.
  Foreign investment risk. To the extent the fund invests in foreign securities, its performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.The securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.
  Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies also are sub- ject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.
  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

The Fund 3

MAIN RISKS (continued)
  Leveraging risk. The use of leverage, such as engag- ing in reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts and engaging in forward commitment transactions, may magnify the fund’s gains or losses.
  Derivatives risk. The fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward con- tracts. A small investment in derivatives could have a potentially large impact on the fund’s per- formance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underly- ing assets. Derivatives can be highly volatile, illiq- uid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.
  Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

  IPO risk. The fund may purchase securities of companies in IPOs.The prices of securities pur- chased in IPOs can be very volatile.The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security pur- chased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s perfor- mance.

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

4

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund.The bar chart shows the performance of the fund’s Class A shares for the fund’s first full calendar year of operations. Sales loads are not reflected in the chart; if they were, the returns shown would have been lower.The table compares the average annual total returns of each of the fund’s share classes to those of the MSCI World Index, an unmanaged index designed to measure the performance of stocks that are publicly traded in developed markets. These returns include the fund’s applicable sales loads. All returns assume reinvestment of dividends and distributions. Of course, past performance (before and after taxes) is no guarantee of future results. Performance of each share class will vary from the performance of the fund’s other share classes due to differences in charges and expenses.

After-tax performance is shown only for Class A shares. After-tax performance of the fund’s other share classes will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and reflect applicable sales loads, but do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not rel-evant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average annual total returns as of 12/31/07

Share class/		Since

inception date	1 Year	inception

Class A (12/29/06)
returns before taxes	2.99%	2.96%

Class A
returns after taxes
on distributions	2.88%	2.85%

Class A
returns after taxes
on distributions and
sale of fund shares	2.17%	2.55%

Class C (12/29/06)
returns before taxes	7.35%	8.27%

Class I (12/29/06)
returns before taxes	9.48%	9.38%

Class T (12/29/06)
returns before taxes	4.07%	4.03%

MSCI World Index
reflects no deduction for
fees, expenses or taxes	9.04%	9.04%

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund 5

EXPENSES

As an investor, you pay certain fees and expenses in
connection with the fund, which are described in
the table below.

Fee table
	Class A	Class C	Class I	Class T

Shareholder transaction fees (fees paid from your account)
Maximum front-end sales charge on purchases
% of offering price	5.75	none	none	4.50
Maximum contingent deferred sales charge (CDSC)
% of purchase or sale price, whichever is less	none*	1.00	none	none*

Annual fund operating expenses (expenses paid from fund assets)
% of average daily net assets
Management fees	.85	.85	.85	.85
Rule 12b-1 fee	none	.75	none	.25
Shareholder services fee	.25	.25	none	.25
Other expenses	1.30	1.31	1.20	1.41

Total annual fund operating expenses	2.40	3.16	2.05	2.76

Fee waiver and/or expense reimbursements	(.90)	(.91)	(.80)	(1.01)

Net operating expenses**	1.50	2.25	1.25	1.75

*	Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.

**	The Dreyfus Corporation has contractually agreed, until March 31, 2009, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.25% .

Expense example
	1 Year	3 Years	5 Years	10 Years

Class A	$719	$1,199	$1,705	$3,089

Class C
with redemption	$328	$889	$1,575	$3,404

without redemption	$228	$889	$1,575	$3,404

Class I	$127	$565	$1,030	$2,315

Class T	$620	$1,176	$1,758	$3,331

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by Dreyfus. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

Rule 12b-1 fee: the fee paid to the fund’s distributor for financing the sale and distribution of Class C and Class T shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

6

MANAGEMENT

Investment advisers

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $276 billion in approximately 180 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.05% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s annual report for the period from December 29, 2006 (commencement of operations) through the fiscal year ended November 30, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus has engaged its affiliate, Walter Scott & Partners Limited (WSPL), located at One Charlotte Square, Edinburgh, Scotland, UK, to serve as the fund’s sub-investment adviser. WSPL is a wholly-owned subsidiary of BNY Mellon. As of February

29, 2008, WSPL had approximately $32 billion in assets under management. WSPL, subject to Dreyfus’ supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund’s investments.

Investment decisions for the fund are made by a team of portfolio managers, which has managed the fund since the fund’s inception. Dr. Ken Lyall and Mr. Alan McFarlane are the investment directors who lead the investment team with responsibility for the fund’s portfolio. Dr. Lyall joined WSPL in 1983 and currently is Chairman of WSPL. Mr. McFarlane joined WSPL in 2001 and currently is a Managing Director of WSPL.

The fund’s Statement of Additional Information (SAI) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of fund shares.

The Fund 7

MANAGEMENT (continued)

Distributor

The fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of ethics

The fund, Dreyfus, WSPL and MBSC have each adopted a code of ethics that permits its personnel, subject to the code, to invest in securities, including securities that may be purchased or held by the fund. Each of the Dreyfus and WSPL code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the relevant code’s preclearance and disclosure procedures. The primary purpose of each code is to ensure that personal trading by Dreyfus or WSPL employees does not disadvantage any fund managed by Dreyfus or WSPL, as the case may be.

8

Performance Information for Related Accounts

The fund’s portfolio managers follow substantially the same investment policies and strategies managing the fund’s assets as they do managing certain discretionary investment management accounts managed by WSPL (collectively, the “Related Accounts”). The following tables show the returns for the Related Accounts and for the MSCI World Index.The Index information is provided to represent the investment environment existing at the time periods shown. The Index is unmanaged and an investor may not invest directly in the Index. Investors should not consider this performance data as an indication of the future performance of the fund or the Related Accounts.

The performance figures for the Related Accounts reflect the deduction of the highest management fee charged any investor in the Related Accounts during the periods shown, and not that charged to the fund. Actual fees charged investors in the Related Accounts may vary. The fee schedule is disclosed in Part II of WSPL’s Form ADV.The performance of the Related Accounts could have been adversely affected by the imposition of certain regulatory requirements, restrictions and limitations, if such accounts had been regulated as investment companies under the U.S. federal securities and tax laws.Additionally, although it is anticipated that the fund and the Related Accounts may hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular fund holdings. The performance information does not reflect the deduction of any applicable sales loads which, if reflected, would reduce the performance quoted. In addition, the fund’s total operating expenses are higher than those of the Related Accounts; if the fund’s expenses were reflected, the performance shown would be lower. Please remember that past performance is not indicative of future returns, and that the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Historical performance information for the Related Accounts and the MSCI World Index is shown below. The performance information was prepared and presented in compliance with the Global Investment Performance Standards (GIPS®). All returns are calculated in U.S. dollars and reflect the reinvestment of dividends and other distributions.

Additional information regarding WSPL’s policies and procedures for calculating and reporting performance returns, and a listing and description of all of its composites, is available upon request for financial advisors by calling 1-800-334-6899 and for individual shareholders by calling 1-800-554-4611. WSPL’s performance data (gross of fees) has been verified by an independent verifier on a biannual basis from January 1, 1994 through June 30, 2007.

The Fund 9

MANAGEMENT (continued)
WSPL Global Equity Composite Annual total returns for the year ended December 31,
	Related	MSCI		Composite	Total composite	Percentage of
	Accounts	World	Number of	dispersion	assets	Firm
Period	total return	Index return*	portfolios	(range)	(millions)	assets

2007	11.48%	9.04%	28	4.82%	4,225.1	12.34%

2006	15.40%	20.07%	26	3.06%	3,596.3	11.63%

2005	19.01%	9.49%	23	5.01%	2,308.0	9.60%
2004	19.08%	14.71%	15	2.43%	1,426.1	9.60%
2003	25.68%	33.10%	8	4.01%	773.8	10.20%
2002	(7.83%)	(19.89%)	4	4.05%	245.0	10.50%
2001	(14.61%)	(16.82%)	4	6.04%	297.9	12.40%
2000	(5.52%)	(13.18%)	5	4.94%	428.5	12.30%
1999	51.70%	24.95%	5	10.46%	456.4	12.10%
1998	16.10%	24.33%	4	2.30%	313.3	11.40%

WSPL Global Equity Composite
Average annual total returns as of 12/31/07
	1 Year	5 Years	10 Years

Related Accounts	11.48%	18.13%	11.69%
MSCI World Index*	9.04%	16.96%	7.00%
* Sources of foreign exchange rates may be different between the composite and the Index.

10

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the period from December 29, 2006 (commencement of operations) to November 30, 2007.All information (except portfolio turnover rate) reflects financial results for a single fund share. “Total return” shows how much your investment in the fund would have increased (or decreased) dur-

ing the period, assuming you had reinvested all dividends and distributions. These figures have been audited by Ernst &Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

	Class A	Class C	Class I*	Class T

	Shares	Shares	Shares	Shares

Per-Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50	12.50

Investment Operations: Investment income (loss) — net [1]	.04	(.06)	.07	.01

Net realized and unrealized
gain (loss) on investments	1.19	1.20	1.19	1.19

Total from Investment Operations	1.23	1.14	1.26	1.20

Net asset value, end of period	13.73	13.64	13.76	13.70

Total Return (%) [2]	9.92 [3]	9.12 [3]	10.08	9.68 [3]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets [4]	2.40	3.16	2.05	2.76

Ratio of net expenses to average net assets [4]	1.46	2.20	1.18	1.73

Ratio of net investment income (loss) to average net assets [4]	.29	(.46)	.58	.09

Portfolio turnover rate [2]	14.53	14.53	14.53	14.53

Net assets, end of period ($ x 1,000)	5,132	925	18,312	174

* Effective June 1, 2007, Class R shares were redesignated as Class I shares.
[1]	Based on average shares outstanding at each month end.

[2]	Not annualized.

[3]	Exclusive of sales charge.

[4]	Annualized.

The Fund 11

Your Investment

SHAREHOLDER GUIDE

The Dreyfus Premier Funds are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions in connection with the sale of fund shares.A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends.

Deciding which class of shares to buy

This prospectus offers Class A, C, I and T shares of the fund. The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices.When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

When you invest in Class A or Class T shares you generally pay an initial sales charge. Class A shares have no ongoing Rule 12b-1 fees and Class T shares have lower ongoing Rule 12b-1 fees than Class C shares. Each class, except Class I shares, is subject to a shareholder service fee. Class I shares are available only to limited types of investors. Please see below for more information regarding the eligibility requirements.

A more complete description of each class follows. You should review these arrangements with your financial representative before determining which class to invest in.

	Class A	Class C	Class I	Class T

Initial sales charge	up to 5.75%	none	none	up to 4.50%

Ongoing distribution fee
(Rule 12b-1 fee)	none	0.75%	none	0.25%

Ongoing shareholder service fee	0.25%	0.25%	none	0.25%

Contingent deferred sales charge	1% on sale of	1% on sale of	none	1% on sale of
	shares bought	shares held for		shares bought
	within one year	one year or less		within one year
	without an initial			without an initial
	sales charge as			sales charge as
	part of an			part of an
	investment of			investment of
	$1 million			$1 million
	or more			or more

Conversion feature	no	no	no	no

Recommended purchase maximum	none	$1 million	none	$1 million

12

Class A share considerations

When you invest in Class A shares, you pay the public offering price, which is the share price, or net asset value (NAV), plus the initial sales charge that may apply to your purchase.The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class I shares), Class A shares will always be the most advantageous choice.

Class A sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	5.75%	6.10%
$50,000 to $99,999	4.50%	4.70%
$100,000 to $249,999	3.50%	3.60%
$250,000 to $499,999	2.50%	2.60%
$500,000 to $999,999	2.00%	2.00%
$1 million or more *	none	none

*	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Class T share considerations

When you invest in Class T shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment.We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

The initial sales charge on Class A is higher than that of Class T. Nevertheless, you are usually better off purchasing Class A shares rather than Class T shares if you:

  plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class T shares may eventually exceed the initial sales charge differential invest at least $1 million, regardless of your invest- ment horizon, because there is no initial sales charge at that level and Class A has no ongoing Rule 12b-1 fees

Since some of your investment goes to pay an up-front sales charge when you purchase Class T shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you should consider purchasing Class T shares, rather than Class C shares, and paying an up-front sales charge if you:

  qualify for a reduced or waived sales charge
  are unsure of your expected holding period
Class T sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	4.50%	4.70%
$50,000 to $99,999	4.00%	4.20%
$100,000 to $249,999	3.00%	3.10%
$250,000 to $499,999	2.00%	2.00%
$500,000 to $999,999	1.50%	1.50%
$1 million or more *	none	none

*	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Your Investment 13

SHAREHOLDER GUIDE (continued)

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of Dreyfus Premier Funds or Dreyfus Founders Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.drey-fus.com and in the SAI.

You can reduce your initial sales charge in the following ways:

  Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Premier Funds or Dreyfus Founders Funds that are subject to a sales charge.
  For example, if you have $1 million invested in shares of certain other Dreyfus Premier Funds or Dreyfus Founders Funds, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privi- lege at any time on written notice.
  Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Premier Funds or Dreyfus Founders Funds over a 13-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous pur- chases toward your goal.Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.

• Combine with family members. You can also count toward the amount of your investment all investments in certain Dreyfus Premier Funds or Dreyfus Founders Funds, in any class of shares, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See “How to Buy Shares” in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

  full-time or part-time employees, and their fami- ly members, of Dreyfus or any of its affiliates board members of Dreyfus and board members of the Dreyfus Family of Funds full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor
  “wrap” accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts qualified investors who (i) purchase Class A shares directly through the fund’s distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the distributor in a Dreyfus-managed fund, including the fund, or a Founders-managed fund since on or before February 28, 2006
14

  investors with cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirect- ly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options.
  Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse or minor chil- dren become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options members of qualified affinity groups who pur- chase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor

Class A and Class T shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

  employees participating in qualified or non-qual- ified employee benefit plans shareholders in Dreyfus-sponsored IRA rollover accounts funded with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to pro- cessing rollovers. Upon establishing the Dreyfus- sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account

Class C share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A or Class T shares. However, you will pay higher ongoing Rule 12b-1 fees. Over time these fees may cost you more than paying an initial sales charge on Class A or Class T shares.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more.While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

Your Investment 15

SHAREHOLDER GUIDE (continued)

Class I share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in Class A or Class T shares. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

Class I shares may be purchased by:

  a bank trust department or other financial ser- vices provider acting on behalf of its customers having a qualified trust or investment account or relationship at such institution a custodian, trustee, investment manager or other entity authorized to act on behalf of a qualified or non-qualified employee benefit plan that has entered an agreement with the fund’s distributor or a SEP-IRA

CDSC waivers

The CDSC on Class A, C and T shares may be waived in the following cases:

  permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased redemptions made within one year of death or disability of the shareholder redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 redemptions of Class C shares made through the fund’s Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually redemptions from qualified and non-qualified employee benefit plans
16

Buying shares

The NAV of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business.Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. When calculating NAV, the fund’s equity investments are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Forward currency contracts will be valued at the current cost of offsetting the contract. Foreign securities held by the fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Investments in foreign securities, small-capitaliza-

tion equity securities and certain other thinly traded securities may provide short-term traders arbi-trage opportunities with respect to the fund’s shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors in the fund were able to take advantage of these arbi-trage opportunities they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders.While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Your Investment — Shareholder Guide — General Policies” for further information about the fund’s frequent trading policy.

Concept to understand

Net asset value (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund’s Class A and Class T shares are offered to the public at NAV plus a sales charge. Class C and Class I shares are offered at NAV, but Class C shares generally are subject to higher annual operating expenses and a CDSC.

Your Investment 17

SHAREHOLDER GUIDE (continued)

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Minimum investments
	Initial	Additional

Regular accounts	$1,000	$100
Traditional IRAs	$750	no minimum*
Spousal IRAs	$750	no minimum*
Roth IRAs	$750	no minimum*
Education Savings	$500	no minimum*
Accounts

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

* Minimum Dreyfus TeleTransfer purchase is $100.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request.Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on fund shares you acquired by reinvesting your fund dividends.As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for additional details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares
Limitations on selling shares
by phone or online

Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day

Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

*	Not available online on accounts whose address has been changed within the last 30 days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

18

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors.

Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing, and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusu- al market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)
  refuse any purchase or exchange request, includ- ing those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trad- ing

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading.A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus, Dreyfus Founders, and BNY Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control, or perceived affiliation.

Your Investment 19

SHAREHOLDER GUIDE (continued)

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in providing information with respect to individual shareholder transactions. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus. Further, all intermediaries have been requested in writing to notify the distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

To the extent that the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders.The fund has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent that the fund significantly invests in thinly traded small-capitalization equity securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbi-trage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discretionary rebalancing programs approved in writing by Dreyfus generally are not considered to be frequent trading.

Small account policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

20

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

Your Investment 21

SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions.You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing

Dreyfus Automatic	For making automatic investments
Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments
Savings Plan	through a payroll deduction.

Dreyfus Government	For making automatic investments
Direct Deposit	from your federal employment,
Privilege	Social Security or other regular
federal government check.

Dreyfus Dividend	For automatically reinvesting the
Sweep	dividends and distributions from
the fund into another Dreyfus fund
or certain Dreyfus Founders funds
(not available for IRAs).

For exchanging shares

Dreyfus Auto-	For making regular exchanges from
Exchange Privilege	the fund into another Dreyfus fund
or certain Dreyfus Founders funds.

For selling shares

Dreyfus Automatic	For making regular withdrawals
Withdrawal Plan	from most Dreyfus funds. There will
be no CDSC on Class C shares, as
long as the amount of any withdraw-
al does not exceed on an annual
basis 12% of the greater of the
account value at the time of the first
withdrawal under the plan, or at the
time of the subsequent withdrawal.

Exchange privilege

You can exchange shares worth $500 or more

(no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Dreyfus Founders fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds.You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call, or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer privilege.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A or Class T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account.This privilege may be used only once.

Account statements

Every fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

22

INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

In Writing

Complete the application.	Fill out an investment slip, and write your	Write a letter of instruction that includes:
Mail your application and a check to:	account number on your check.	• your name(s) and signature(s)
Name of Fund	Mail the slip and the check to:	• your account number
P.O. Box 55268, Boston, MA 02205-8502	Name of Fund	• the fund name
Attn: Institutional Processing	P.O. Box 55268, Boston, MA 02205-8502	• the share class
	Attn: Institutional Processing	• the dollar amount you want to sell
• how and where to send the proceeds
Obtain a signature guarantee or other
documentation, if required (see “Shareholder
Guide — Selling Shares”).
Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

By Telephone

Wire Call to request an account	Wire Have your bank send your	Wire Call to request your transaction. Be sure
application and an account number.	investment to The Bank of New York,	the fund has your bank account information on
Have your bank send your investment to	with these instructions:	file. Proceeds will be wired to your bank.
The Bank of New York, with these	• ABA# 021000018	Dreyfus TeleTransfer Call to request your
instructions:	• DDA# 8900480025	transaction. Be sure the fund has your bank
• ABA# 021000018	• the fund name	account information on file. Proceeds will be
• DDA# 8900480025	• the share class	sent to your bank by electronic check.
• the fund name	• your account number
• the share class	• name(s) of investor(s)	Check Call to request your transaction.
• your account number	• dealer number if applicable	A check will be sent to the address of record.
• name(s) of investor(s)	Electronic check Same as wire, but insert
• dealer number if applicable	“666” before your 14-digit account number.
Return your application with the account
number on the application.	Dreyfus TeleTransfer Request Dreyfus
TeleTransfer on your application. Call to
request your transaction.

To open an account, make subsequent investments or to		Concepts to understand

sell shares, please contact your financial representative

or call toll free in the U.S. 1-800-554-4611.		Wire transfer: for transferring money from one financial
Make checks payable to: The Dreyfus	Family of Funds.	institution to another. Wiring is the fastest way to move
money, although your bank may charge a fee to send or
receive wire transfers. Wire redemptions from the fund are
subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank
account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks
usually are available without a fee at all Automated Clearing
House (ACH) banks.

Your Investment 23

INSTRUCTIONS FOR REGULAR	ACCOUNTS (continued)

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

Online (www.dreyfus.com)

	Dreyfus TeleTransfer Request Dreyfus	Wire Visit www.dreyfus.com to request your
	TeleTransfer on your application. Visit	transaction. Be sure the fund has your bank
	www.dreyfus.com to request your	account information on file. Proceeds will be
	transaction.	wired to your bank.

Dreyfus TeleTransfer Visit www.dreyfus.com
to request your transaction. Be sure the fund
has your bank account information on file.
Proceeds will be sent to your bank by
electronic check.

Check Visit www.dreyfus.com to request your
transaction. A check will be sent to the address
of record.

Automatically

With an initial investment Indicate	All services Call to request a form to add	Dreyfus Automatic Withdrawal Plan Call to
on your application which automatic	any automatic investing service (see	request a form to add the plan. Complete the
service(s) you want. Return your	“Services for Fund Investors”). Complete	form, specifying the amount and frequency of
application with your investment.	and return the form along with any other	withdrawals you would like.
	required materials.	Be sure to maintain an account balance of
$5,000 or more.

24

INSTRUCTIONS FOR IRAS

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

In Writing

Complete an IRA application, making sure	Fill out an investment slip, and write your	Write a letter of instruction that includes:
to specify the fund name and to indicate	account number on your check. Indicate	• your name and signature
the year the contribution is for.	the year the contribution is for.	• your account number and fund name
Mail your application and a check to:	Mail the slip and the check to:	• the share class
The Dreyfus Trust Company, Custodian	The Dreyfus Trust Company, Custodian	• the dollar amount you want to sell
P.O. Box 55552, Boston, MA 02205-8568	P.O. Box 55552, Boston, MA 02205-8568	• how and where to send the proceeds
Attn: Institutional Processing	Attn: Institutional Processing	• whether the distribution is qualified or premature
• whether the 10% TEFRA should be withheld
Obtain a signature guarantee or other
documentation, if required (see “Shareholder
Guide — Selling Shares”).
Mail your request to:
The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing

By Telephone

Wire Have your bank send your
investment to The Bank of New York,
with these instructions:
• ABA# 021000018
• DDA# 8900480025
• the fund name
• the share class
• your account number
• name of investor
• the contribution year
• dealer number if applicable

Electronic check Same as wire, but insert
“666” before your 14-digit account number.

Dreyfus TeleTransfer Request Dreyfus
TeleTransfer on your application. Call to
request your transaction.

Telephone Contribution Call to request us
to move money from a regular Dreyfus
account to an IRA (both accounts must be
held in the same shareholder name).

For information and other assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611.

Make checks payable to: The Dreyfus	Trust Company, Custodian.

Your Investment 25

INSTRUCTIONS FOR IRAS	(continued)

TO OPEN AN ACCOUNT		TO ADD TO AN ACCOUNT	TO SELL SHARES

Online (www.dreyfus.com)

Dreyfus TeleTransfer Request Dreyfus
TeleTransfer on your application. Visit
www.dreyfus.com to request your
transaction.

Automatically

		All services Call to request a form to add	Systematic Withdrawal Plan Call to request
		any automatic investing service (see	instructions to establish the plan.
“Services for Fund Investors”). Complete
and return the form along with any other
required materials. All contributions will
count as current year.

26

NOTES

NOTES

NOTES

For More Information

To obtain information:

By telephone
Call your financial representative or 1-800-554-4611
By mail Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund
documents can be viewed online or downloaded from:
SEC http://www.sec.gov
Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

Global Stock Fund
A series of Strategic Funds, Inc.
SEC file number: 811-3940

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s managers discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings.The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

© 2008 MBSC Securities Corporation

Dreyfus Premier
Family of Funds

International Stock Fund

PROSPECTUS April 1, 2008

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Contents

The Fund

Goal/Approach	1
Main Risks	3
Past Performance	5
Expenses	6
Management	7
Financial Highlights	11

Your Investment

Shareholder Guide	12
Distributions and Taxes	22
Services for Fund Investors	23
Instructions for Regular Accounts	24
Instructions for IRAs	26

For More Information

See back cover.

The Fund

International Stock Fund
Ticker Symbols Class A: DISAX
Class C: DISCX
Class I: DISRX
Class T: DISTX

GOAL/APPROACH

The fund seeks long-term total return. To pursue this goal, the fund normally invests at least 80% of its assets in stocks. The fund normally invests primarily in foreign companies located in the developed markets, such as Canada, Japan, Australia, Hong Kong and Western Europe. The fund ordinarily invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country.The fund may invest in the securities of companies of any market capitalization. The fund’s stock investments may include common stocks, preferred stocks, convertible securities and warrants. Although the fund typically invests in seasoned issuers, it may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter.

The fund’s sub-investment adviser, Walter Scott & Partners Limited (WSPL), seeks investment opportunities in companies with fundamental strengths that indicate the potential for sustainable growth. WSPL focuses on individual stock selection, building the fund’s portfolio from the bottom up through extensive fundamental research.

The investment process begins with the screening of reported company financials. Companies that meet certain broad absolute and trend criteria are candidates for more detailed financial analysis. For these companies, WSPL restates the company’s income statement, flow of funds, and balance sheet to a cash basis.This analysis assists WSPL in identifying the nature of operating margin and value added, the variables contributing to value added, the operating efficiencies, the working capital management, the profitability and the financing model of the company. If a company passes WSPL’s more stringent financial criteria, WSPL then conducts a detailed investigation of the company’s products, cost and pricing, competition and industry position and outlook. Companies that meet the collective criteria of WSPL are visited with a view to understanding whether the company has the ability to generate sustained growth in the future.WSPL uses various valuation measures, including price-to-earnings ratio versus growth rate, price-to-cash and price-to-book. The fund’s portfolio managers then select those stocks that meet WSPL’s criteria where the expected growth rate is available at reasonable valuations.

Geographic and sector allocations are results of, not part of, the investment process.WSPL does not use benchmark indices as a tool for active portfolio management. Traditional benchmark indices, however, may be helpful in measuring investment returns, and the fund’s investment returns generally will be compared to those of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE®) Index.

Although the fund’s investments will be focused among the major developed markets of the world, excluding the United States, the fund may invest up to 20% of its assets in emerging markets.

WSPL believes that a patient investment approach is necessary to give the companies in which the fund invests an opportunity to realize their growth poten-tial.Accordingly, it is expected that the fund typically will maintain a low annual portfolio turnover rate.

WSPL typically sells a stock when it no longer possesses the characteristics that caused its purchase. A stock may be a sell candidate when its valuation reaches or exceeds its calculated fair value, or there are deteriorating fundamentals. WSPL may reduce the weighting of a stock held by the fund if it becomes overweighted as determined by WSPL.

The Fund 1

GOAL/APPROACH (continued)

The fund may, but is not required to, use derivatives, such as futures, options and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk, or as part of a hedging strategy.The currency exposure of the fund’s portfolio may be substantially unhedged to the U.S. dollar, but, at times, WSPL may seek to manage currency risk by hedging a portion of the fund’s currency exposure to the U.S. dollar.

Concepts to understand

Foreign companies: companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside the United States.

Growth companies: companies whose revenue and/or earnings are expected to grow faster than the overall market. Often, growth stocks pay little or no dividends, have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

MSCI EAFE Index: is a free float-adjusted, market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. While the EAFE Index excludes stocks of Canadian companies, the fund may invest in such stocks.

2

MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

  Foreign investment risk. The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.
  Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time.A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies also are sub- ject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.
  Market risk. The market value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
  Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.
  Smaller company risk. To the extent the fund invests in small and midsize companies, it will be subject to additional risks because the earnings and revenues of these companies tend to be less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities.
  Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing value stocks).
  Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.
  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.
  Leveraging risk. The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts of forward currency contracts and engaging in forward commitment transactions, may magnify the fund’s gains or losses.

The Fund 3

MAIN RISKS (continued)

• Derivatives risk. The fund may use derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward contracts. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms.

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

• IPO risk. The fund may purchase securities of companies in IPOs.The prices of securities purchased in IPOs can be very volatile.The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in securities of U.S. issuers, U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

4

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund.The bar chart shows the performance of the fund’s Class A shares for the fund’s first full calendar year of operations. Sales loads are not reflected in the chart; if they were, the returns shown would have been lower.The table compares the average annual total returns of each of the fund’s share classes to those of the MSCI EAFE Index, an unmanaged index designed to measure the performance of stocks that are publicly traded in developed markets, excluding the U.S. and Canada.These returns include the fund’s applicable sales loads. All returns assume reinvestment of dividends and dis-tributions. Of course, past performance (before and after taxes) is no guarantee of future results. Performance of each share class will vary from the performance of the fund’s other share classes due to differences in charges and expenses.

After-tax performance is shown only for Class A shares. After-tax performance of the fund’s other share classes will vary.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and reflect applicable sales loads, but do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not rel-evant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average annual total returns as of 12/31/07

Share class/		Since

inception date	1 Year	inception

Class A (12/29/06)
returns before taxes	1.94%	1.92%

Class A
returns after taxes
on distributions	1.86%	1.84%

Class A
returns after taxes
on distributions and
sale of fund shares	1.46%	1.67%

Class C (12/29/06)
returns before taxes	6.38%	7.30%

Class I (12/29/06)
returns before taxes	8.46%	8.37%

Class T (12/29/06)
returns before taxes	2.84%	2.82%

MSCI EAFE Index
reflects no deduction for
fees, expenses or taxes	11.17%	11.17%

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

The Fund 5

EXPENSES

As an investor, you pay certain fees and expenses in
connection with the fund, which are described in
the table below.

Fee table

	Class A	Class C	Class I	Class T

Shareholder transaction fees (fees paid from your account)
Maximum front-end sales charge on purchases
% of offering price	5.75	none	none	4.50
Maximum contingent deferred sales charge (CDSC)
% of purchase or sale price, whichever is less	none*	1.00	none	none*
Maximum redemption fee
% of transaction amount
(charged only when selling shares you have owned for less than 60 days)	2.00	2.00	2.00	2.00

Annual fund operating expenses (expenses paid from fund assets)
% of average daily net assets
Management fees	.85	.85	.85	.85
Rule 12b-1 fee	none	.75	none	.25
Shareholder services fee	.25	.25	none	.25
Other expenses	.65	.65	.53	.68

Total annual fund operating expenses	1.75	2.50	1.38	2.03

Fee waiver and/or expense reimbursements	(.25)	(.25)	(.13)	(.28)

Net operating expenses**	1.50	2.25	1.25	1.75

*	Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 1.00% if redeemed within one year.

**	The Dreyfus Corporation has contractually agreed, until March 31, 2009, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceeds 1.25% .

Expense example
	1 Year	3 Years	5 Years	10 Years

Class A	$719	$1,071	$1,447	$2,499

Class C
with redemption	$328	$755	$1,308	$2,817

without redemption	$228	$755	$1,308	$2,817

Class I	$127	$424	$743	$1,646

Class T	$620	$1,032	$1,469	$2,681

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by Dreyfus. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

Rule 12b-1 fee: the fee paid to the fund’s distributor for financing the sale and distribution of Class C and Class T shares. Because this fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder services fee: the fee paid to the fund’s distributor for providing shareholder services.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees. The fund also makes payments to certain financial intermediaries, including affiliates, who provide sub-administration, recordkeeping and/or sub-transfer agency services to beneficial owners of the fund.

6

MANAGEMENT

Investment advisers

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $276 billion in approximately 180 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.72% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s annual report for the period from December 29, 2006 (commencement of operations) through the fiscal year ended November 30, 2007. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $23 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Dreyfus has engaged its affiliate, Walter Scott & Partners Limited (WSPL), located at One Charlotte Square, Edinburgh, Scotland, UK, to serve as the fund’s sub-investment adviser. WSPL is a wholly-owned subsidiary of BNY Mellon. As of February

29, 2008, WSPL had approximately $32 billion in assets under management. WSPL, subject to Dreyfus’ supervision and approval, provides investment advisory assistance and research and the day-to-day management of the fund’s investments.

Investment decisions for the fund are made by a team of portfolio managers, which has managed the fund since the fund’s inception. Dr. Ken Lyall and Mr. Alan McFarlane are the investment directors who lead the investment team with responsibility for the fund’s portfolio. Dr. Lyall joined WSPL in 1983 and currently is Chairman of WSPL. Mr. McFarlane joined WSPL in 2001 as a Managing Director.

The fund’s Statement of Additional Information (SAI) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of fund shares.

The Fund 7

MANAGEMENT (continued)

Distributor

The fund’s distributor is MBSC Securities Corporation (MBSC), a wholly-owned subsidiary of Dreyfus. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of the fund or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses paid by the fund to those intermediaries. Because those payments are not made by you or the fund, the fund’s total expense ratio will not be affected by any such payments. These additional payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of the fund on a sales list, including a preferred or select sales list or in other sales programs.These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

Code of ethics

The fund, Dreyfus, WSPL and MBSC have each adopted a code of ethics that permits its personnel, subject to the code, to invest in securities, including securities that may be purchased or held by the fund. Each of the Dreyfus and WSPL code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the relevant code’s preclearance and disclosure procedures. The primary purpose of each code is to ensure that personal trading by Dreyfus or WSPL employees does not disadvantage any fund managed by Dreyfus or WSPL, as the case may be.

8

Performance Information for Related Accounts

The fund’s portfolio managers follow substantially the same investment policies and strategies managing the fund’s assets as they do managing certain discretionary investment management accounts managed by WSPL (collectively, the “Related Accounts”). The following tables show the returns for the Related Accounts and for the MSCI EAFE Index.The Index information is provided to represent the investment environment existing at the time periods shown. The Index is unmanaged and an investor may not invest directly in the Index. Investors should not consider this performance data as an indication of the future performance of the fund or the Related Accounts.

The performance figures for the Related Accounts reflect the deduction of the highest management fee charged any investor in the Related Accounts during the periods shown, and not that charged to the fund. Actual fees charged investors in the Related Accounts may vary. The fee schedule is disclosed in Part II of WSPL’s Form ADV.The performance of the Related Accounts could have been adversely affected by the imposition of certain regulatory requirements, restrictions and limitations, if such accounts had been regulated as investment companies under the U.S. federal securities and tax laws.Additionally, although it is anticipated that the fund and the Related Accounts may hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular fund holdings. The performance information does not reflect the deduction of any applicable sales loads which, if reflected, would reduce the performance quoted. In addition, the fund’s total operating expenses are higher than those of the Related Accounts; if the fund’s expenses were reflected, the performance shown would be lower. Please remember that past performance is not indicative of future returns, and that the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Historical performance information for the Related Accounts and the MSCI EAFE Index is shown below. The performance information was prepared and presented in compliance with the Global Investment Performance Standards (GIPS®). All returns are calculated in U.S. dollars and reflect the reinvestment of dividends and other distributions.

Additional information regarding WSPL’s policies and procedures for calculating and reporting performance returns, and a listing and description of all of its composites, is available upon request for financial advisors by calling 1-800-334-6899 and for individual shareholders by calling 1-800-554-4611. WSPL’s performance data (gross of fees) has been verified by an independent verifier on a bi-annual basis from January 1, 1994 through June 30, 2007.

The Fund 9

MANAGEMENT (continued)

WSPL
International Equity Composite
Annual total returns for the year ended December 31,

	Related			Composite	Total composite	Percentage of
	Accounts	MSCI EAFE	Number of	dispersion	assets	Firm
Period	total return	Index return*	portfolios	(range)	(millions)	assets

2007	11.77%	11.17%	42	3.80%	8,733.6	25.51%

2006	19.78%	26.34%	53	6.96%	10,484.1	33.91%

2005	17.01%	13.54%	55	3.74%	8,845.6	36.80%
2004	18.58%	20.25%	44	5.60%	4,633.0	31.20%
2003	25.18%	38.59%	37	3.96%	3,156.3	41.60%
2002	(4.88%)	(15.94%)	28	6.08%	1,433.9	61.32%
2001	(20.95%)	(21.44%)	30	4.52%	1,614.4	67.30%
2000	(13.84%)	(14.17%)	32	7.17%	2,211.7	63.50%
1999	54.80%	26.96%	33	25.64%	2,889.2	71.20%
1998	10.23%	20.00%	38	14.45%	2,118.4	77.20%

WSPL International Equity Composite
Average annual total returns as of 12/31/07
	1 Year	5 Years	10 Years

Related Accounts	11.77%	18.48%	9.96%
MSCI EAFE Index*	11.17%	21.59%	8.66%
* Sources of foreign exchange rates may be different between the composite and the Index.

10

FINANCIAL HIGHLIGHTS

The following table describes the performance for each share class for the period from December 29, 2006 (commencement of operations) to November 30, 2007.All information (except portfolio turnover rate) reflects financial results for a single fund share. “Total return” shows how much your investment in the fund would have increased (or decreased) dur-

ing the period, assuming you had reinvested all dividends and distributions. These figures have been audited by Ernst &Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

	Class A	Class C	Class I*	Class T

	Shares	Shares	Shares	Shares

Per-Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50	12.50

Investment operations: Investment income (loss) — net [1]	.07	(.04)	.11	.04

Net realized and unrealized
gain (loss) on investments	1.15	1.18	1.15	1.17

Total from investment operations	1.22	1.14	1.26	1.21

Net asset value, end of period	13.72	13.64	13.76	13.71

Total Return (%) [2]	9.76 [3]	9.04 [3]	10.08	9.36 [3]

Ratios/Supplemental Data (%):

Ratio of total expenses to average net assets [4]	1.75	2.50	1.38	2.03

Ratio of net expenses to average net assets [4]	1.47	2.21	1.16	1.74

Ratio of net investment income (loss) to average net assetse [4]	.50	(.31)	.81	.32

Portfolio turnover rate [2]	13.34	13.34	13.34	13.34

Net assets, end of period ($ x 1,000)	1,396	445	69,201	14

* Effective June 1, 2007, Class R shares were redesignated as Class I shares.
[1]	Based on average shares outstanding at each month end.

[2]	Not annualized.

[3]	Exclusive of sales charge.

[4]	Annualized.

The Fund 11

Your	Investment

SHAREHOLDER GUIDE

The Dreyfus Premier Funds are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that the CDSCs and Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions in connection with the sale of fund shares.A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends.

Deciding which class of shares to buy

This prospectus offers Class A, C, I and T shares of the fund. The different classes represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices.When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

When you invest in Class A or Class T shares you generally pay an initial sales charge. Class A shares have no ongoing Rule 12b-1 fees and Class T shares have lower ongoing Rule 12b-1 fees than Class C shares. Each class, except Class I shares, is subject to a shareholder service fee. Class I shares are available only to limited types of investors. Please see below for more information regarding the eligibility requirements.

A more complete description of each class follows. You should review these arrangements with your financial representative before determining which class to invest in.

12
	Class A	Class C	Class I	Class T

Initial sales charge	up to 5.75%	none	none	up to 4.50%

Ongoing distribution fee
(Rule 12b-1 fee)	none	0.75%	none	0.25%

Ongoing shareholder service fee	0.25%	0.25%	none	0.25%

Contingent deferred sales charge	1% on sale of	1% on sale of	none	1% on sale of
	shares bought	shares held for		shares bought
	within one year	one year or less		within one year
	without an initial			without an initial
	sales charge as			sales charge as
	part of an			part of an
	investment of			investment of
	$1 million			$1 million
	or more			or more

Conversion feature	no	no	no	no

Recommended purchase maximum	none	$1 million	none	$1 million

Class A share considerations

When you invest in Class A shares, you pay the public offering price, which is the share price, or net asset value (NAV), plus the initial sales charge that may apply to your purchase.The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge. (See "Sales charge reductions and waivers.")

Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

• plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge

• qualify for a reduced or waived sales charge

If you invest $1 million or more (and are not eligible to purchase Class I shares), Class A shares will always be the most advantageous choice.

Class A sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	5.75%	6.10%
$50,000 to $99,999	4.50%	4.70%
$100,000 to $249,999	3.50%	3.60%
$250,000 to $499,999	2.50%	2.60%
$500,000 to $999,999	2.00%	2.00%
$1 million or more *	none	none

*	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Class T share considerations

When you invest in Class T shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment.We also describe below how you may reduce or eliminate the initial sales charge. (See “Sales charge reductions and waivers.”)

The initial sales charge on Class A is higher than that of Class T. Nevertheless, you are usually better off purchasing Class A shares rather than Class T shares if you:

• plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class T shares may eventually exceed the initial sales charge differential

• invest at least $1 million, regardless of your investment horizon, because there is no initial sales charge at that level and Class A has no ongoing Rule 12b-1 fees

Since some of your investment goes to pay an up-front sales charge when you purchase Class T shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you should consider purchasing Class T shares, rather than Class C shares, and paying an up-front sales charge if you:

  qualify for a reduced or waived sales charge
  are unsure of your expected holding period
Class T sales charges

	Sales charge	Sales charge
	as a % of	as a % of
Purchase amount	offering price	NAV

Less than $50,000	4.50%	4.70%
$50,000 to $99,999	4.00%	4.20%
$100,000 to $249,999	3.00%	3.10%
$250,000 to $499,999	2.00%	2.00%
$500,000 to $999,999	1.50%	1.50%
$1 million or more *	none	none

*	No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Your Investment 13

SHAREHOLDER GUIDE (continued)

Sales charge reductions and waivers

To receive a reduction or waiver of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of Dreyfus Premier Funds or Dreyfus Founders Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.drey-fus.com and in the SAI.

You can reduce your initial sales charge in the following ways:

  Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Premier Funds or Dreyfus Founders Funds that are subject to a sales charge.
  For example, if you have $1 million invested in shares of certain other Dreyfus Premier Funds or Dreyfus Founders Funds, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privi- lege at any time on written notice.
  Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Premier Funds or Dreyfus Founders Funds over a 13-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous pur- chases toward your goal.Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.

• Combine with family members. You can also count toward the amount of your investment all investments in certain Dreyfus Premier Funds or Dreyfus Founders Funds, in any class of shares, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. (See “How to Buy Shares” in the SAI.)

Class A shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

  full-time or part-time employees, and their fami- ly members, of Dreyfus or any of its affiliates board members of Dreyfus and board members of the Dreyfus Family of Funds full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor
  “wrap” accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts qualified investors who (i) purchase Class A shares directly through the fund’s distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the distributor in a Dreyfus-managed fund, including the fund, or a Founders-managed fund since on or before February 28, 2006
14

  investors with cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirect- ly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options.
  Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse or minor chil- dren become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options members of qualified affinity groups who pur- chase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor

Class A and Class T shares may be purchased at NAV without payment of a sales charge by the following individuals and entities:

  employees participating in qualified or non-qual- ified employee benefit plans shareholders in Dreyfus-sponsored IRA rollover accounts funded with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to pro- cessing rollovers. Upon establishing the Dreyfus- sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the fund at NAV in such account

Class C share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A or Class T shares. However, you will pay higher ongoing Rule 12b-1 fees. Over time these fees may cost you more than paying an initial sales charge on Class A or Class T shares.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more.While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

Your Investment 15

SHAREHOLDER GUIDE (continued)

Class I share considerations

Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in Class A or Class T shares. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

Class I shares may be purchased by:

  a bank trust department or other financial ser- vices provider acting on behalf of its customers having a qualified trust or investment account or relationship at such institution a custodian, trustee, investment manager or other entity authorized to act on behalf of a qualified or non-qualified employee benefit plan that has entered an agreement with the fund’s distributor or a SEP-IRA

CDSC waivers

The CDSC on Class A, C and T shares may be waived in the following cases:

  permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased redemptions made within one year of death or disability of the shareholder redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70 1/2 redemptions of Class C shares made through the fund’s Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually redemptions from qualified and non-qualified employee benefit plans
16

Buying shares

The NAV of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business.Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. When calculating NAV, the fund’s equity investments are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Forward currency contracts will be valued at the current cost of offsetting the contract. Foreign securities held by the fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Investments in foreign securities, small-capitalization equity securities and certain other thinly traded securities may provide short-term traders arbi-trage opportunities with respect to the fund’s shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors in the fund were able to take advantage of these arbi-trage opportunities they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders.While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Your Investment — Shareholder Guide — General Policies” for further information about the fund’s frequent trading policy.

Concept to understand

Net asset value (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund’s Class A and Class T shares are offered to the public at NAV plus a sales charge. Class C and Class I shares are offered at NAV, but Class C shares generally are subject to higher annual operating expenses and a CDSC.

Your Investment 17

SHAREHOLDER GUIDE (continued)

Orders to buy and sell shares received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

Minimum investments
	Initial	Additional

Regular accounts	$1,000	$100
Traditional IRAs	$750	no minimum*
Spousal IRAs	$750	no minimum*
Roth IRAs	$750	no minimum*
Education Savings	$500	no minimum*
Accounts

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

* Minimum Dreyfus TeleTransfer purchase is $100.

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request.Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on fund shares you acquired by reinvesting your fund dividends.As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for additional details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

The fund may deduct a 2% redemption fee if you are selling or exchanging shares you have owned for less than 60 days.

Subject to the exceptions described below, you will be subject to the fee, whether you hold the shares directly in your name or indirectly through an intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or any other third party. If you hold your shares through an intermediary’s omnibus account, the intermediary is responsible for imposing the fee and remitting the fee to the fund.

The redemption fee will be charged and retained by the fund on shares sold before the end of the 60-day holding period. Dreyfus will use the “first-in, first-out” method to determine the holding period for the shares sold. Under this method, shares held the longest will be redeemed or exchanged first. The holding period commences on the day after your purchase order is effective.

The fund will not assess a redemption fee on fund shares (1) redeemed through automatic withdrawal plans or automatic exchange plans; (2) redeemed through certain comprehensive fee programs, such as wrap fee accounts and automated rebalancing or asset allocation programs offered by financial intermediaries (including those sponsored by Dreyfus or its affiliates); (3) acquired by the reinvestment of fund dividends or capital gain distributions; (4) redeemed by the fund (e.g., for failure to meet account minimums or to cover various fees); (5) purchased or redeemed by rollover, transfers and changes of account registration, provided that the investment remains in the fund; (6) purchased by

18

other mutual funds, if approved by Dreyfus; (7) held in accounts in which there are legal or contractual restrictions on the imposition of a redemption fee as determined by the fund in its sole discretion; (8) redeemed as a result of death, disability or a Qualified Domestic Relations Order; (9) redeemed from Coverdell Education Savings Accounts to pay qualified education expenses; and (10) converted from one share class to another in the fund.

In addition, the fund will not impose redemption fees on certain types of retirement plan transactions processed through a participant recordkeeping system supported by Dreyfus or through third party recordkeepers. These transactions include: (1) redemptions of shares purchased with new contributions to the plan, such as payroll contributions, excess contributions and loan repayments; (2) shares redeemed for withdrawals and distributions, such as minimum required distributions, systematic with-drawal programs and lump sum distributions; (3) shares redeemed by participation in automated account rebalancing programs or other systematic participant investment advice programs approved by the plan sponsor; (4) shares purchased or redeemed as a result of plan sponsor decisions, such as changes in investment options, plan termination or merger; (5) shares redeemed for loans, or following a hardship specified in the retirement plan documents; and (6) forfeitures or redemptions in connection with a participant’s termination of employment. Dreyfus may waive redemption fees for certain retirement plans that have implemented automated processes or other procedures to prevent frequent trading. Such waivers require the written approval of Dreyfus.

The fund reserves the right to withdraw waivers in its sole discretion without notice if the fund determines that an account is engaging in frequent trading or other activities detrimental to the fund.

If you hold your shares through a financial interme-diary that does not process your share transactions in an omnibus account, the intermediary is responsible for providing Dreyfus with the information neces-sary to enable you to receive any redemption fee waivers to which you may be entitled.

Due to operational limitations or restrictions, retirement plans and intermediaries that maintain omnibus accounts with the fund may calculate redemption fees differently than the fund. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor) please contact the intermediary for more information on any differences in how the redemption fee may be applied to your investment in the fund.

Limitations on selling shares
by phone or online

Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day

Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day

Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

*	Not available online on accounts whose address has been changed within the last 30 days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

Your Investment 19

SHAREHOLDER GUIDE (continued)

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors.

Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing, and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusu- al market conditions change its minimum or maximum investment amounts
  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)
  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)
  refuse any purchase or exchange request, includ- ing those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trad- ing

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading.A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus, Dreyfus Founders, and BNY Mellon Funds Trust funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control, or perceived affiliation.

20

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited and dependent upon the cooperation of the financial intermediary in providing information with respect to individual shareholder transactions. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus. Further, all intermediaries have been requested in writing to notify the distributor immediately if, for any reason, they cannot meet their commitment to make fund shares available in accordance with the terms of the prospectus and relevant rules and regulations.

To the extent that the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders.The fund has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent that the fund significantly invests in thinly traded small-capitalization equity securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbi-trage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund’s redemption fee and frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges and automatic non-discretionary rebalancing programs approved in writing by Dreyfus generally are not considered to be frequent trading.

Small account policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

Your Investment 21

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including interest income and distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

22

SERVICES FOR FUND INVESTORS

The third party through whom you purchased fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions.You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

For investing

Dreyfus Automatic	For making automatic investments
Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments
Savings Plan	through a payroll deduction.

Dreyfus Government	For making automatic investments
Direct Deposit	from your federal employment,
Privilege	Social Security or other regular
federal government check.

Dreyfus Dividend	For automatically reinvesting the
Sweep	dividends and distributions from
the fund into another Dreyfus fund
or certain Dreyfus Founders funds
(not available for IRAs).

For exchanging shares

Dreyfus Auto-	For making regular exchanges from
Exchange Privilege	the fund into another Dreyfus fund
or certain Dreyfus Founders funds.

For selling shares

Dreyfus Automatic	For making regular withdrawals
Withdrawal Plan	from most Dreyfus funds. There will
be no CDSC on Class C shares, as
long as the amount of any withdraw-
al does not exceed on an annual
basis 12% of the greater of the
account value at the time of the first
withdrawal under the plan, or at the
time of the subsequent withdrawal.

Exchange privilege

You can exchange shares worth $500 or more

(no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Dreyfus Founders fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds.You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). Although there is currently no fee for exchanges, the fund may deduct a 2% redemption fee if you are selling or exchanging fund shares you have owned for less than 60 days, and you also may be charged a sales load when exchanging into any fund that has a higher one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call, or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer privilege.

Reinvestment privilege

Upon written request, you can reinvest up to the number of Class A or Class T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account.This privilege may be used only once.

Account statements

Every fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Your Investment 23

INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

In Writing

Complete the application.	Fill out an investment slip, and write your	Write a letter of instruction that includes:
Mail your application and a check to:	account number on your check.	• your name(s) and signature(s)
Name of Fund	Mail the slip and the check to:	• your account number
P.O. Box 55268, Boston, MA 02205-8502	Name of Fund	• the fund name
Attn: Institutional Processing	P.O. Box 55268, Boston, MA 02205-8502	• the share class
	Attn: Institutional Processing	• the dollar amount you want to sell
• how and where to send the proceeds
Obtain a signature guarantee or other
documentation, if required (see “Shareholder
Guide — Selling Shares”).
Mail your request to:
The Dreyfus Family of Funds
P.O. Box 55268, Boston, MA 02205-8502
Attn: Institutional Processing

By Telephone

Wire Call to request an account	Wire Have your bank send your	Wire Call to request your transaction. Be sure
application and an account number.	investment to The Bank of New York,	the fund has your bank account information on
Have your bank send your investment to	with these instructions:	file. Proceeds will be wired to your bank.
The Bank of New York, with these	• ABA# 021000018	Dreyfus TeleTransfer Call to request your
instructions:	• DDA# 8900480025	transaction. Be sure the fund has your bank
• ABA# 021000018	• the fund name	account information on file. Proceeds will be
• DDA# 8900480025	• the share class	sent to your bank by electronic check.
• the fund name	• your account number
• the share class	• name(s) of investor(s)	Check Call to request your transaction.
• your account number	• dealer number if applicable	A check will be sent to the address of record.
• name(s) of investor(s)	Electronic check Same as wire, but insert
• dealer number if applicable	“666” before your 14-digit account number.
Return your application with the account
number on the application.	Dreyfus TeleTransfer Request Dreyfus
TeleTransfer on your application. Call to
request your transaction.

To open an account, make subsequent investments or to		Concepts to understand

sell shares, please contact your financial representative

or call toll free in the U.S. 1-800-554-4611.		Wire transfer: for transferring money from one financial
Make checks payable to: The Dreyfus	Family of Funds.	institution to another. Wiring is the fastest way to move
money, although your bank may charge a fee to send or
receive wire transfers. Wire redemptions from the fund are
subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank
account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks
usually are available without a fee at all Automated Clearing
House (ACH) banks.
24

INSTRUCTIONS FOR REGULAR	ACCOUNTS (continued)

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

Online (www.dreyfus.com)

	Dreyfus TeleTransfer Request Dreyfus	Wire Visit www.dreyfus.com to request your
	TeleTransfer on your application. Visit	transaction. Be sure the fund has your bank
	www.dreyfus.com to request your	account information on file. Proceeds will be
	transaction.	wired to your bank.

Dreyfus TeleTransfer Visit www.dreyfus.com
to request your transaction. Be sure the fund
has your bank account information on file.
Proceeds will be sent to your bank by
electronic check.

Check Visit www.dreyfus.com to request your
transaction. A check will be sent to the address
of record.

Automatically

With an initial investment Indicate	All services Call to request a form to add	Dreyfus Automatic Withdrawal Plan Call to
on your application which automatic	any automatic investing service (see	request a form to add the plan. Complete the
service(s) you want. Return your	“Services for Fund Investors”). Complete	form, specifying the amount and frequency of
application with your investment.	and return the form along with any other	withdrawals you would like.
	required materials.	Be sure to maintain an account balance of
$5,000 or more.

Your Investment 25

INSTRUCTIONS FOR IRAS

TO OPEN AN ACCOUNT	TO ADD TO AN ACCOUNT	TO SELL SHARES

In Writing

Complete an IRA application, making sure	Fill out an investment slip, and write your	Write a letter of instruction that includes:
to specify the fund name and to indicate	account number on your check. Indicate	• your name and signature
the year the contribution is for.	the year the contribution is for.	• your account number and fund name
Mail your application and a check to:	Mail the slip and the check to:	• the share class
The Dreyfus Trust Company, Custodian	The Dreyfus Trust Company, Custodian	• the dollar amount you want to sell
P.O. Box 55552, Boston, MA 02205-8568	P.O. Box 55552, Boston, MA 02205-8568	• how and where to send the proceeds
Attn: Institutional Processing	Attn: Institutional Processing	• whether the distribution is qualified or premature
• whether the 10% TEFRA should be withheld
Obtain a signature guarantee or other
documentation, if required (see “Shareholder
Guide — Selling Shares”).
Mail your request to:
The Dreyfus Trust Company, Custodian
P.O. Box 55552, Boston, MA 02205-8568
Attn: Institutional Processing

By Telephone

Wire Have your bank send your
investment to The Bank of New York,
with these instructions:
• ABA# 021000018
• DDA# 8900480025
• the fund name
• the share class
• your account number
• name of investor
• the contribution year
• dealer number if applicable

Electronic check Same as wire, but insert
“666” before your 14-digit account number.

Dreyfus TeleTransfer Request Dreyfus
TeleTransfer on your application. Call to
request your transaction.

Telephone Contribution Call to request us
to move money from a regular Dreyfus
account to an IRA (both accounts must be
held in the same shareholder name).

For information and other assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611.

Make checks payable to: The Dreyfus	Trust Company, Custodian.

26

INSTRUCTIONS FOR IRAS	(continued)

TO OPEN AN ACCOUNT		TO ADD TO AN ACCOUNT	TO SELL SHARES

Online (www.dreyfus.com)

Dreyfus TeleTransfer Request Dreyfus
TeleTransfer on your application. Visit
www.dreyfus.com to request your
transaction.

Automatically

		All services Call to request a form to add	Systematic Withdrawal Plan Call to request
		any automatic investing service (see	instructions to establish the plan.
“Services for Fund Investors”). Complete and
return the form along with any other required
materials. All contributions will count as cur-
rent year.

Your Investment 27

NOTES

NOTES

For More Information

To obtain information:

By telephone
Call your financial representative or 1-800-554-4611
By mail Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

On the Internet Text-only versions of certain fund
documents can be viewed online or downloaded from:
SEC http://www.sec.gov
Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

International Stock Fund
A series of Strategic Funds, Inc.
SEC file number: 811-3940

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s managers discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC).The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

The fund will disclose its complete schedule of portfolio holdings, as reported on a month-end basis, at www.dreyfus.com, under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings.The information will be posted with a one-month lag and will remain accessible until the fund files a report on Form N-Q or Form N-CSR for the period that includes the date as of which the information was current. In addition, fifteen days following the end of each calendar quarter, the fund will publicly disclose at www.dreyfus.com its complete schedule of portfolio holdings as of the end of such quarter.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

© 2008 MBSC Securities Corporation

STRATEGIC FUNDS, INC.

GLOBAL STOCK FUND (Class A, Class C, Class I and Class T Shares) INTERNATIONAL STOCK FUND (Class A, Class C, Class I and Class T Shares)

STATEMENT OF ADDITIONAL INFORMATION APRIL 1, 2008

     This Statement of Additional Information ("SAI"), which is not a prospectus, supplements and should be read in conjunction with the relevant current Prospectus, dated April 1, 2008, of Global Stock Fund and International Stock Fund (each, a "Fund" and collectively, the "Funds"), each a separate series of Strategic Funds, Inc. (the "Company"), as each Prospectus may be revised from time to time. To obtain a copy of the relevant Fund's Prospectus, please call your financial adviser, or write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit www.dreyfus.com, or call 1-800-554-4611.

     The most recent Annual Report and Semi-Annual Report to Shareholders for each Fund are separate documents supplied with this SAI, and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Annual Report are incorporated by reference into this SAI.

DESCRIPTION OF THE COMPANY AND FUNDS

     The Company is a Maryland corporation that commenced operations on January 29, 1985. Each Fund is a separate series of the Company, an open-end management investment company, known as a mutual fund. Each Fund is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer, nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

     The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as each Fund's investment adviser. The Manager has engaged its affiliate, Walter Scott & Partners Limited (the "Sub-Adviser" or "WSPL"), to serve as each Fund's sub-investment adviser and to provide day-to-day management of the Fund's investments, subject to the supervision of the Manager. The Manager and Sub-Adviser are referred to collectively as the "Advisers."

     MBSC Securities Corporation (the "Distributor") is the distributor each Fund's shares.

Certain Portfolio Securities

     The following information supplements and should be read in conjunction with the relevant Fund's Prospectus.

     Foreign Securities. (All Funds) Each Fund invests in "foreign securities." These securities include the securities of companies organized under the laws of countries other than the United States and those issued or guaranteed by governments other than the U.S.

Government or by foreign supranational entities. They also include securities of companies whose principal trading market is in a country other than the United States or of companies (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a majority of their assets outside the United States. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

     The foreign securities in which each Fund normally invests are equity securities of foreign companies located in developed markets. Each Fund, however, may invest up to 20% of its assets in securities of issuers located in emerging market countries. Emerging market countries generally include all countries represented by the Morgan Stanley Capital International Emerging Markets Index, or any other country that WSPL believes has an emerging economy or market.

     Securities of foreign issuers that are represented by American Depositary Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of a fund’s investment allocations, because they are not subject to many of the special considerations and risks, discussed in the relevant Fund's Prospectus and this SAI, that apply to foreign securities traded and held abroad. A U.S. dollar investment in American Depositary Receipts or shares of foreign issuers traded on U.S. exchanges may be impacted differently by currency fluctuations than would an investment made in a foreign currency on a foreign exchange in shares of the same issuer.

     Common and Preferred Stocks. (All Funds) Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, each Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Each Fund may purchase trust preferred securities which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

     Convertible Securities. (All Funds) Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

     Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

     Each Fund may invest in so-called "synthetic convertible securities," which are comprised of two or more different securities, each with its own market value, whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option. The "market value" of a synthetic convertible is the sum of the values of its fixed income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations.

     Investment Companies. (All Funds) Each Fund may invest in securities issued by registered and unregistered investment companies, including exchange-traded funds described below. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations. Each Fund also may invest its uninvested cash reserves, or cash it receives as collateral from borrowers of its portfolio securities in connection with the Funds' securities lending program, in shares of one or more money market funds advised by the Manager. Such investments will not be subject to the limitations described above . See "Lending Portfolio Securities."

     Exchange-Traded Funds. (All Funds) Each Fund may invest in shares of exchange-traded funds (collectively, "ETFs"), which are designed to provide investment results corresponding to a securities index. These may include Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as "Nasdaq 100 Shares"), World Equity Benchmark Series ("WEBS") and iShares exchange-traded funds ("iShares"), such as iShares MSCI EAFE Index Fund. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. WEBS are designed to replicate the composition and performance of publicly traded issuers in particular countries. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

     The values of ETFs are subject to change as the values of their respective component securities fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index, for example, involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by a Fund. Moreover, a Fund's investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

     Corporate Debt Securities. (All Funds) Corporate debt securities include corporate bonds, debentures, notes and other similar instruments, including certain convertible securities. Debt securities may be acquired with warrants attached. Corporate income-producing securities also may include forms of preferred or preference stock. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate such as interest rates or other financial indicators. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Such securities may include those whose principal amount or redemption price is indexed to, and thus varies directly with, changes in the market price of certain commodities, including gold bullion or other precious metals.

     Warrants. (All Funds) A warrant is a form of derivative that gives the holder the right to subscribe to a specified amount of the issuing corporation's securities at a set price for a specified period of time. Each Fund may invest in warrants to purchase equity or fixed-income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed-income securities at the same coupon rate. A decline in interest rates would permit the Fund to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

     Depositary Receipts. (All Funds) Each Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

     These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Purchases or sales of certain ADRs may result, indirectly, in fees being paid to the Depositary Receipts Division of The Bank of New York, an affiliate of the Advisers, by brokers executing the purchases or sales.

     Eurodollar and Yankee Dollar Investments. (All Funds) Each Fund may invest in Eurodollar and Yankee Dollar instruments. Eurodollar instruments are bonds of foreign corporate and government issuers that pay interest and principal in U.S. dollars generally held in banks outside the United States, primarily in Europe. Yankee Dollar instruments are U.S. dollar-denominated bonds typically issued in the U.S. by foreign governments and their agencies and foreign banks and corporations. Each Fund may invest in Eurodollar Certificates of Deposit ("ECDs"), Eurodollar Time Deposits ("ETDs") and Yankee Certificates of Deposit ("Yankee CDs"). ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks; ETDs are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or in a foreign bank; and Yankee CDs are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States. These investments involve risks that are different from investments in securities issued by U.S. issuers, including potential unfavorable political and economic developments, foreign withholding or other taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest.

     Zero Coupon, Pay-in-Kind and Step-up Securities. (All Funds) Each Fund may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Zero coupon securities also are issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holders during its life and is sold at a discount to its face value at maturity. Each Fund may invest in pay-in-kind bonds, which are bonds that generally pay interest through the issuance of additional bonds. Each Fund also may purchase step-up coupon bonds, which are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities. In addition, unlike bonds that pay cash interest throughout the period to maturity, a Fund will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Fund may obtain no return at all on its investment. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income taxes, a Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements. See "Dividends,

Distributions and Taxes."

     Variable and Floating Rate Securities. (All Funds) Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

     Each Fund may invest in floating rate debt instruments ("floaters"). The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, although the Fund will participate in any declines in interest rates as well.

     Each Fund also may invest in inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed or inversely to a multiple of the applicable index. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

     Inflation-Indexed Bonds. (All Funds) Each Fund may invest in inflation-indexed bonds, such as Treasury Inflation-Protection Securities ("TIPS"), which are fixed-income securities whose value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers utilize a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semi-annual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have varying maturities and pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-index bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Each Fund also may invest in other inflation-related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-index bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

     U.S. Government Securities. (All Funds) Each Fund may invest in U.S. Government securities, which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. In addition to U.S. Treasury securities, each Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

     Money Market Instruments. (All Funds) When the Sub-Adviser determines that adverse market conditions exist, a Fund may adopt a temporary defensive position and invest up to 100% of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper. Each Fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

Bank Obligations. Bank obligations in which a Fund may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

Repurchase Agreements. Each Fund may enter into repurchase agreements with domestic commercial banks or registered broker-dealers. A repurchase agreement is a contract under which the Fund would acquire a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). In the case of repurchase agreements with broker-dealers, the value of the underlying securities (or collateral) will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. A Fund entering into a repurchase agreement bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

Commercial Paper. Each Fund may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by a Fund may consist of U.S. dollar-denominated obligations of domestic issuers and foreign currency-denominated obligations of domestic or foreign issuers. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Variable rate demand notes include variable amount master demand notes, which are obligations that permit a Fund to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. As mutually agreed between the parties, a Fund may increase the amount under the notes at any time up to the full amount provided by the note agreement, or decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because these obligations are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest, at any time. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with floating and variable rate demand obligations, the Sub-Adviser will consider, on an ongoing basis, earning power, cash flow and other liquidity ratios of the borrower, and the borrower's ability to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies, and a Fund may invest in them only if at the time of investment the borrower meets the criteria that the Company's Board has established.

     Illiquid Securities. (All Funds) Each Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

Investment Techniques

     The following information supplements and should be read in conjunction with the relevant Fund's Prospectus.

     Foreign Currency Transactions. (All Funds) Each Fund may invest directly in foreign currencies or hold financial instruments that provide exposure to foreign currencies, in particular "hard currencies," or may invest in securities that trade in, or receive revenues in, foreign currencies. "Hard currencies" are currencies in which investors have confidence and are typically currencies of economically and politically stable industrialized nations. To the extent a Fund invests in such currencies, the Fund will be subject to the risk that those currencies will decline in value relative to the U.S. dollar.

     Each Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain or reduce exposure to the foreign currency for investment purposes. The currency exposure of the Fund's portfolio typically will be unhedged to the U.S. dollar.

     Foreign currency transactions may involve, for example, a Fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive. A Fund's success in these transactions may depend on the ability of the Sub-Adviser to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

     Each Fund also may enter into forward foreign currency exchange contracts ("forward contracts") for the purchase or sale of a specified currency at a specified future date. The cost to a Fund of engaging in forward contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no fees or commissions are involved. Generally, secondary markets do not exist for forward contracts, with the result that closing transactions can be made for forward contracts only by negotiating directly with the counterparty to the contract.

     Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad.

     Borrowing Money. (All Funds) Each Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Each Fund, however, currently intends to borrow money only for temporary or emergency (not leveraging) purposes. While such borrowings exceed 5% of a Fund's total assets, the Fund will not make any additional investments. In addition, each Fund may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements, as described below under "Reverse Repurchase Agreements."

     Reverse Repurchase Agreements. (All Funds) Each Fund may borrow for investment purposes on a secured basis through entering into reverse repurchase agreements. A Fund may enter into reverse repurchase agreements with banks, broker/dealers or other financial institutions. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. To the extent a Fund enters into a reverse repurchase agreement, the Fund will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission (the "SEC"). The SEC views reverse repurchase transactions as collateralized borrowings by the Fund. Except for these transactions, a Fund's borrowings generally will be unsecured.

     Lending Portfolio Securities. (All Funds) Each Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund's investment is to be voted upon. Loans of portfolio securities may not exceed

33-1/3% of the value of the Fund's total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. Each Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of each Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Each Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by the Manager, repurchase agreements or other high quality instruments with short maturities.

     Derivatives. (All Funds) Each Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential returns. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivative instruments the Funds may use include options contracts, futures contracts, and options on futures contracts, forward contracts, and swap agreements. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would. WSPL, however, may decide not to employ some or all of these strategies for a Fund and there is no assurance that any derivatives strategy used by the Fund will succeed.

     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Fund's performance.

     If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. A Fund also could experience losses if its derivatives were poorly correlated with the underlying instruments or the Fund's other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Sub-Adviser will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

     Some derivatives the Funds may use may involve leverage (e.g., an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index). This economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying security, index, futures contract, currency or other economic variable. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate permissible liquid assets, or engage in other measures approved by the SEC or its staff, to "cover" the Fund's obligations relating to its transactions in derivatives. For example, in the case of futures contracts or forward contracts that are not contractually required to cash settle, a Fund must set aside liquid assets equal to such contracts' full notional value (generally the total numerical value of the asset underlying a future or forward contract at the time of valuation) while the positions are open. With respect to futures contracts or forward contracts that are contractually required to cash settle, however, the Fund is permitted to set aside liquid assets in an amount equal to the Fund's daily marked-to-market net obligation (i.e., the Fund's daily net liability) under the contracts, if any, rather than such contracts' full notional value. By setting aside assets equal to only its net obligations under cash-settled futures and forward contracts, a Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.

     Neither the Company nor the Funds will be a commodity pool. The Company has filed notice with the Commodity Futures Trading Commission and National Futures Association of its eligibility, as a registered investment company, for an exclusion from the definition of commodity pool operator and that neither the Company nor the Funds is subject to registration or regulation as a Commodity pool operator under the Commodity Exchange Act.

Futures Transactions—In General. (All Funds) A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security. An option on a futures contract gives the holder of the option the right to buy from or sell to the writer of the option a position in a futures contract at a specified price on or before a specified expiration date.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out before delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument with the same delivery date. If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. Transaction costs also are included in these calculations.

     Each Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that a Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Fund could incur losses as a result of those changes.

     Engaging in these transactions involves risk of loss to a Fund which could adversely affect the value of the Fund's net assets. Although each Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

     Successful use of futures and options with respect thereto by a Fund also is subject to the Sub-Adviser's ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if a Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

Specific Futures Transactions. Each Fund may invest in futures contracts and options on futures contracts, including those with respect to securities indexes, interest rates and currencies.

     Each Fund may purchase and sell index futures contracts and options thereon. An index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the prices of the securities that comprise the index at the opening of trading in such securities on the next business day.

     Each Fund may purchase and sell interest rate futures contracts and options thereon. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

     Each Fund may purchase and sell currency futures and options thereon. A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

Options—In General. (All Funds) Each Fund may purchase call and put options and write (i.e., sell) covered call and put option contracts. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

     A covered call option written by a Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction such as by segregating permissible liquid assets. A put option written by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken or otherwise covers the transaction. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

     There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions. Each Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities), including equity securities

(including convertible securities), U.S. Government securities, foreign sovereign debt, corporate debt securities, and Eurodollar instruments that are traded on U.S. or foreign securities exchanges or in the over-the-counter market, or securities indices, currencies or futures.

     An option on an index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing index options will depend upon price movements in the level of the index rather than the price of a particular security.

     Each Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

     Each Fund may purchase cash-settled options on swaps, described below, denominated in U.S. dollars or foreign currency in pursuit of its investment objective. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date.

     Successful use by a Fund of options and options on futures will be subject to the Sub-Adviser's ability to predict correctly movements in the prices of individual securities, the relevant securities market generally, foreign currencies or interest rates, as applicable. To the extent the Sub-Adviser's predictions are incorrect, the Fund may incur losses.

Swap Transactions. (All Funds) Each Fund may engage in swap transactions, including currency swaps, index swaps and interest rate swaps. A Fund may enter into swaps for both hedging purposes and to seek to increase total return. A Fund also may enter into options on swap agreements, sometimes called "swaptions."

     Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of swaps or securities representing a particular index. The "notional amount" of the swap agreement is only used as a basis upon which to calculate the obligations that the parties to a swap agreement have agreed to exchange.

     Most swap agreements entered into by the Funds are cash settled and calculate the obligations of the parties to the agreement on a "net basis." Thus, a Fund's current obligations (or rights) under a swap agreement generally will be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of permissible liquid assets of the Fund.

     A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A cash-settled option on a swap gives the purchaser the right in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

     The use of swap agreements is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Sub-Adviser is incorrect in its forecasts of applicable market factors, or a counterparty defaults, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. In addition, it is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     A Fund will enter into swap agreements only when the Sub-Adviser believes it would be in the best interests of the Fund to do so. In addition, a Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Funds' repurchase agreement guidelines).

Combined Transactions. (All Funds) Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions including forward currency contracts and multiple interest rate transactions, structured notes and any combination of futures, options, currency and interest rate transactions ("component transactions"), instead of a single transaction, as part of a single or combined strategy when, in the opinion of the Sub-Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Sub-Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

     Future Developments. (All Funds) Each Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before a Fund enters into such transactions or makes any such investment, the Fund will provide appropriate disclosure in its Prospectus or this SAI.

     Forward Commitments. (All Funds) Each Fund may purchase or sell securities on a forward commitment (including "TBA" (to be announced)), when-issued or delayed-delivery basis, which means delivery and payment take place in the future after the date of the commitment to purchase or sell the securities at a predetermined price and/or yield. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing a security on a forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Fund is not required to pay for these securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund is fully or almost fully invested when forward commitment purchases are outstanding, such purchases may result in a form of leverage. A Fund would engage in forward commitments to increase its portfolio's financial exposure to the types of securities in which it invests. Leveraging the portfolio in this manner will increase the Fund's exposure to changes in interest rates and will increase the volatility of its returns. Each Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.

     Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when a Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

Certain Investment Considerations and Risks

     Equity Securities. (All Funds) Equity securities, including common stocks, and certain preferred stocks, convertible securities and warrants, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of a Fund's investments will result in changes in the value of its shares and thus the Fund's total return to investors.

     Each Fund may purchase equity securities of small capitalization companies. The stock prices of these companies may be subject to more abrupt or erratic market movements than the stocks of larger, more established companies, because these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. A Fund, together with other investment companies advised by the Sub-Adviser or the Manager and their affiliates, may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the Fund's ability to dispose of some or all of its position should it desire to do so.

     Each Fund may purchase securities of companies that have no earnings or have experienced losses. A Fund generally will make these investments based on a belief that actual anticipated products or services will produce future earnings. If the anticipated event is delayed or does not occur, or if investor perception about the company changes, the company's stock price may decline sharply and its securities may become less liquid.

     Each Fund may purchase securities of companies in initial public offerings ("IPOs") or shortly thereafter. An IPO is a corporation's first offering of stock to the public. Shares are given a market value reflecting expectations for the corporation's future growth. Special rules of the Financial Industry Regulatory Authority ("FINRA") apply to the distribution of IPOs. Corporations offering IPOs generally have limited operating histories and may involve greater investment risk. The prices of these companies' securities can be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons.

     Each Fund may invest in securities issued by companies in the technology sector, which has been among the most volatile sectors of the stock market. Technology companies involve greater risk because their revenues and earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of technology stocks than it does in other sectors. Fund investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or canceled.

     Fixed-Income Securities. (All Funds) Each Fund may invest, to a limited extent, in fixed-income securities, including those rated at the time of purchase below investment grade by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P") or Fitch Ratings ("Fitch" and together with Moody's and S&P, the "Rating Agencies") or, if unrated, deemed to be of comparable quality by the Sub-Adviser. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Fixed-income securities rated below investment grade by the Rating Agencies may be subject to such risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Certain securities that may be purchased by the Fund, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security. See "Appendix" for a general description of the Rating Agencies' ratings.

     Foreign Securities. (All Funds) Investing in the securities of foreign issuers, as well as instruments that provide investment exposure to foreign securities and markets, involves risks that are not typically associated with investing in U.S. dollar-denominated securities of domestic issuers. Investments in foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). A decline in the exchange rate of the currency (i.e., weakening of the currency against the U.S. dollar) in which a portfolio security is quoted or denominated relative to the U.S. dollar would reduce the value of the portfolio security. A change in the value of such foreign currency against the U.S. dollar also will result in a change in the amount of income a Fund has available for distribution. Because a portion of a Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the Fund having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders. In addition, if the exchange rate for the currency in which the Fund receives interest payments declines against the U.S. dollar before such income is distributed as dividends to shareholders, the Fund may have to sell portfolio securities to obtain sufficient cash to enable the Fund to pay such dividends. Commissions on transactions in foreign securities may be higher than those for similar transactions on domestic stock markets and foreign custodial costs are higher than domestic custodial costs. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, such procedures have on occasion been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

     Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

     Because evidences of ownership of foreign securities usually are held outside the United States, by investing in such securities a Fund will be subject to additional risks, which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions, that might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Foreign securities held by a Fund may trade on days when the Fund does not calculate its net asset value and thus may affect the Fund's net asset value on days when investors have no access to the Fund.

     The risks associated with investing in foreign securities are often heightened for investments in emerging market countries. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small size of the markets for securities of emerging market issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property. A Fund's purchase and sale of portfolio securities in certain emerging market countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. In certain cases, such limitations may be computed based upon the aggregate trading by or holdings of the Fund, the Advisers and their affiliates and clients and other service providers. The Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. These limitations may have a negative impact on a Fund's performance and may adversely affect the liquidity of the Fund's investment to the extent that it invests in certain emerging market countries. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. If a Fund does not hedge the U.S. dollar value of securities it owns denominated in currencies that are devalued, the Fund's net asset value will be adversely affected. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

     Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

Investment Restrictions

     Under normal circumstances, each Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks (or other instruments with similar economic characteristics). Each Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest 80% of its assets.

     Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. In addition, each Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 through 14 are not fundamental policies and may be changed, as to a Fund, by a vote of a majority of the Company's Board members at any time. Except as described below or as otherwise permitted by the 1940 Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, neither Fund may:

     1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.

     2. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities and securities of other investment companies may be purchased, without regard to any such limitation.

     3. Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of the Fund's total assets.

     4. Invest in physical commodities or physical commodities contracts, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments.

     5. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.

     6. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets).

     7. Lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Company's Board.

8. Act as an underwriter of securities of other issuers, except to the extent the

Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

9. Issue any senior security (as such term is defined in Section 18(f) of the

1940 Act), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies. For purposes of this Investment Restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of senior security.

     10. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, and options on futures contracts, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this Investment Restriction.

     11. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views.

     12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities that are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

     13. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

     14. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued, forward commitment or delayed-delivery basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to permitted transactions.

     International Stock Fund has adopted a policy prohibiting it from operating as a fund-of-funds in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

     If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 6, however, if borrowings exceed 33-1/3% of the value of a Fund's total assets as a result of changes in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

MANAGEMENT OF THE COMPANY AND FUNDS

     The Company's Board is responsible for the management and supervision of each Fund, and approves all significant agreements with those companies that furnish services to the Funds. These companies are as follows:

The Dreyfus Corporation	Investment Adviser
Walter Scott & Partners Limited	Sub-Investment Adviser
MBSC Securities Corporation	Distributor
Dreyfus Transfer, Inc	Transfer Agent
The Bank of New York	Custodian

Board Members of the Company1

Board members of the Company, together with information as to their positions with the Company, principal occupations and other board memberships and affiliations, are shown below.

Name (Age)	Principal Occupation
Position with Company (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Joseph S. DiMartino (64)	Corporate Director and Trustee	The Muscular Dystrophy Association, Director
Chairman of the Board		Century Business Services, Inc., a provider of
(1995)		outsourcing functions for small and medium
size companies, Director
The Newark Group, a provider of a national
market of paper recovery facilities, paperboard
mills and paperboard converting plants,
Director
Sunair Services Corporation,
a
provider of certain outdoor-related services to
homes and businesses, Director

David W. Burke (71)	Corporate Director and Trustee	John F. Kennedy Library Foundation, Director
Board Member (1994)

William Hodding Carter	Professor of Leadership & Public Policy, The Century Foundation, Emeritus Director
III (72)	University of North Carolina, Chapel	The Enterprise Corporation of the Delta, Director
Board Member (1988)	Hill (January 1, 2006-present)
President and Chief Executive Officer of
the John S. and James L. Knight
Foundation (February 1, 1998–
February 1, 2006)

Gordon J. Davis (66)	Partner in the law firm of Dewey and	Consolidated Edison, Inc., a utility company,
Board Member	LeBoeuf	Director
(2006)	LLP	Phoenix Companies, Inc., a life insurance company,
	President, Lincoln Center for The	Director
	Performing Arts, Inc. (2001)	Board Member/Trustee for several not-for-profit
groups

Joni Evans (65)	Principal, Joni Evans LTD.	None
Board Member	Senior Vice President of the William
(2006)	Morris Agency (2005)

Ehud Houminer (67)	Executive-in-Residence at the Columbia	Avnet Inc., an electronics distributor, Director
Board Member (1994)	Business School, Columbia University	International Advisory Board to the MBA Program
School of Management, Ben Gurion University,
Chairman

Richard C. Leone (67)	President of The Century Foundation	The American Prospect, Director
Board Member (1984)	(formerly, The Twentieth Century	Center for American Progress, Director

Name (Age)	Principal Occupation
Position with Company (Since)	During Past 5 Years	Other Board Memberships and Affiliations

Fund, Inc.), a tax exempt research
foundation engaged in the study of
economic, foreign policy and domestic
issues
Hans C. Mautner (70)	President – International Division and	Capital and Regional PLC, a British co-investing
Board Member (1984)	an Advisory Director of Simon	real estate asset manager, Director
	Property Group, a real estate	Member – Board of Managers of:
	investment company (1998-present)	Mezzacappa Long/Short Fund LLC
	Director and Vice Chairman of Simon	Mezzacappa Partners LLC
Property Group (1998 – 2003)
Chairman and Chief Executive Officer
of Simon Global Limited, a real
estate company (1999 – present)

Robin A. Melvin (44)	Director, Boisi Family foundation, a	None
Board Member (1995)	private family foundation that supports
youth-serving organizations that
promote the self sufficiency of youth
from disadvantaged circumstances

Burton N. Wallack (57)	President and co-owner of Wallack	None
Board Member	Management Company, a real estate
(2006)	management company

John E. Zuccotti (70)	Chairman of Brookfield Financial	Emigrant Savings Bank, Director
Board Member (1984)	Properties, Inc.	Wellpoint, Inc., Director
	Senior Counsel of Weil, Gotshal &	Visiting Nurse Service of New York, Director
	Manges, LLP	Columbia University, Trustee
	Chairman of the Real Estate	Doris Duke Charitable Foundation, Trustee
Board of New York

1 None of the Board members are "interested persons" of the Company, as defined in the 1940 Act.

     Board members are elected to serve for an indefinite term. The Company has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Company, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Company's accounting and financial reporting processes and the audits of the Funds' financial statements and (ii) to assist in the Board's oversight of the integrity of the Funds' financial statements, the Funds' compliance with legal and regulatory requirements and the independent registered public accounting firm's qualifications, independence and performance. The Company's nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors listed in the nominating committee charter, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Funds and their shareholders. The nominating committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Company, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166, which includes information regarding the recommended nominee as specified in the nominating committee charter. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Company also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Funds' investments. The Company’s audit committee met four times and its compensation, nominating and pricing committees each met once during the fiscal year ended the November 30, 2007.

     The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2007.

Aggregate Holdings of Funds in
	Fund	the Dreyfus Family of Funds for
which Responsible as a Board
Name of Board Member		Member
Joseph S. DiMartino	None	Over $100,000
David W. Burke	None	Over $100,000
William Hodding Carter III	None	None
Gordon J. Davis	None	$10,001-$50,000
Joni Evans	None	$10,001-$50,000
Ehud Houminer	None	Over $100,000
Richard C. Leone	None	Over $100,000
Hans C. Mautner	None	Over $100,000

Robin A. Melvin	None	Over $1 -$10,000100,000
Burton N. Wallack	None	None
John E. Zuccotti	None	Over $100,000

     As of December 31, 2007, none of the Board members or their immediate family members owned securities of the Manager, the Sub-Adviser, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager, the Sub-Adviser or the Distributor.

     The Company pays its Board members its allocated portion of an annual retainer of $50,000 and a fee of $6,500 per meeting (with a minimum of $500 per meeting and per telephone meeting) attended for the Company and 15 other funds (comprising of 26 portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members receive an annual retainer and a per meeting attended fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Company for the fiscal year ended November 30, 2007, and the amount paid by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2007, was as follows:

		Total Compensation
	Aggregate	From the Company and
Name of Board	Compensation	Fund Complex Paid
Member	From the Company *	To Board Member (**)

Joseph S. DiMartino	$478	$ 819,865 (196)
David W. Burke	$376	$347,479 (105)
William Hodding Carter III	$376	$84,729	(30)
Gordon J. Davis	$376	$137,942 (39)
Joni Evans	$341	$78,229	(30)
Arnold S. Hiatt ***	$149	$43,346	(30)
Ehud Houminer	$381	$223,500 (79)
Richard C. Leone	$348	$78,000	(30)
Hans C. Mautner	$343	$77,729	(30)
Robin A. Melvin	$348	$78,729	(30)
Burton N. Wallack	$381	$85,229	(30)
John E. Zuccotti	$376	$84,729	(30)

*	Amount does not include the cost of office space, secretarial services and health benefits for the Chairman and expenses reimbursed to Board members for attending Board meetings, which are estimated to amount in the aggregate to $ 239.

**	Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Funds, for which the Board members serve.

***	Mr. Hiatt became an Emeritus Board member on May 26, 2007.

Officers of the Company

J. DAVID OFFICER, President since
December 2006.

Chief Operating Officer, Vice Chairman and a director of Dreyfus, and an officer of 79 investment companies (comprised of 163 portfolios) managed by Dreyfus. He is 59 years old and has been an employee of Dreyfus since April 1998.

PHILLIP N. MAISANO, Executive Vice President since July 2007. Chief Investment Officer, Vice Chair and a director of Dreyfus, and an officer of 79 investment companies (comprised of 163 portfolios) managed by Dreyfus. Mr. Maisano also is an officer and/or board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of Dreyfus. He is 61 years old and has been an employee of Dreyfus since November 2006. Prior to joining Dreyfus, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of Dreyfus, since August 2004, and served as Chief Executive Officer of Evaluation Associates, a leading institutional investment consulting firm, from 1988 until 2004.

JAMES WINDELS, Treasurer since November 2001. Director-Mutual Fund Accounting of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 49 years old and has been an employee of Dreyfus since April 1985.

MICHAEL A. ROSENBERG, Vice President and Secretary since August 2005. Associate General Counsel of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 48 years old and has been an employee of Dreyfus since October 1991.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005. Associate General Counsel and Secretary of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 41 years old and has been an employee of Dreyfus since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. She is 52 years old and has been an employee of Dreyfus since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005. Associate General Counsel of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 46 years old and has been an employee of Dreyfus since June 2000.

JANETTE E. FARRAGHER, Vice President and Assistant Secretary since August 2005. Associate General Counsel of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. She is 45 years old and has been an employee of Dreyfus since February 1984.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since August 2005. Associate General Counsel of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 44 years old and has been an employee of Dreyfus since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 56 years old and has been an employee of Dreyfus since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005. Associate General Counsel of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 42 years old and has been an employee of Dreyfus since October 1990.

RICHARD CASSARO, Assistant Treasurer since January 2008. Senior Accounting Manager – Money Market and Municipal Bond Funds of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 49 years old and has been an employee of Dreyfus since 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005. Tax Manager of the Investment Accounting and Support Department of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 39 years old and has been an employee of Dreyfus since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005. Senior Accounting Manager— Money Market and Municipal Bond Funds of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 44 years old and has been an employee of Dreyfus since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007. Senior Accounting Manager -- Equity Funds of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 40 years old and has been an employee of Dreyfus since June 1989.

ROBERT SVAGNA, Assistant Treasurer since October 2002. Senior Accounting Manager -- Equity Funds of Dreyfus, and an officer of 79 investment companies (comprised of 180 portfolios) managed by Dreyfus. He is 41 years old and has been an employee of Dreyfus since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since October 2002. Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 75 investment companies (comprised of 176 portfolios) managed by Dreyfus. He is 37 years old and has been an employee of the Distributor since October 1998.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004. Chief Compliance Officer of Dreyfus and The Dreyfus Family of Funds (79 investment companies, comprised of 180 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 50 years old and has served in various capacities with Dreyfus since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

     The address of each Board member and officer of the Company is 200 Park Avenue, New York, New York 10166.

     The Company's Board members and officers, as a group, owned less than 1% of each Fund's voting securities outstanding on March 10, 2008. See "Information About the Company and Funds" for a list of shareholders known by the Company to own of record 5% or more of a Fund's outstanding securities as of March 10, 2008.

MANAGEMENT ARRANGEMENTS

     Investment Adviser. The Manager is a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon ”), a global financial holding company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations, and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team.

     The Manager provides management services to each Fund pursuant to a Management Agreement (the "Agreement") between the Manager and the Company. As to each Fund, the Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Company's Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on not more than 60 days' notice, by the Company's Board or by vote of the holders of a majority of the Fund's outstanding voting shares, or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

     The following persons are officers and/or directors of Dreyfus: Jonathan Little, Chair of the Board; Jonathan Baum, Chief Executive Officer and a director; J. Charles Cardona, President and a director; Diane P. Durnin, Vice Chair and a director; Phillip N. Maisano, Chief Investment Officer, Vice Chair and a director; J. David Officer, Chief Operating Officer, Vice Chair and a director; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Jill Gill, Vice President-Human Resources; Anthony Mayo, Vice President-Information Systems; Theodore A. Schachar, Vice President-Tax; John E. Lane, Vice President; Jeanne M. Login, Vice President; Gary Pierce, Controller; Joseph W. Connolly, Chief Compliance Officer; James Bitetto, Secretary; and Mitchell E. Harris, Ronald P. O'Hanley III and Scott E. Wennerholm, directors.

     The Manager maintains office facilities on behalf of the Funds, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Funds. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fees paid by the Funds. The Distributor may use part or all of such payments to pay certain financial institutions (which may include banks), securities dealers ("Selected Dealers") and other industry professionals (collectively, "Service Agents") in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

     Sub-Investment Adviser. The Sub-Adviser provides investment advisory assistance and day-to-day management of each Fund's investments pursuant to the Sub-Investment Advisory Agreement (the "Sub-Advisory Agreement") between the Sub-Adviser and the Manager. As to each Fund, the Sub-Advisory Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Company's Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Advisers, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Sub-Advisory Agreement is terminable without penalty (i) by the Manager on 60 days' notice, (ii) by the Company's Board or by vote of the holders of a majority of the Fund's shares on 60 days' notice, or (iii) by the Sub-Adviser on not less than 90 days' notice. The Sub-Advisory Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act) or upon the termination of the Management Agreement for any reason.

     The Sub-Adviser is a wholly-owned subsidiary of BNY Mellon. The following individuals are directors and/or senior officers of the Sub-Adviser: Dr. Ken Lyall, Chairman; Alan McFarlane, Managing Director; John Clark, Director; Rodger Nisbet, Director; James Smith, Director; Pamela White, Director; Ronald P. O'Hanley III, Non-Executive Director; Jonathan Little, Non-Executive Director; and Alistair Lyon-Dean, Director, Secretary and Chief Compliance Officer.

     Portfolio Management. The Sub-Adviser provides day-to-day management of each Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the supervision of the Manager and the approval of the Company's Board. The Sub-Adviser provides each Fund with portfolio managers who are authorized by the Company's Board to execute purchases and sales of securities. Investment decisions for the Funds are made by a team of portfolio managers. Dr. Kenneth J. Lyall and Alan McFarlane are the investment directors who lead the investment team with responsibility for each Fund's portfolio. Assisting Dr. Lyall and Mr. McFarlane are James Smith, Pamela White and Tony McDonnell, each of whom is an employee of WSPL. The Advisers and their affiliates also maintain research departments with professional staffs of portfolio managers and securities analysts who provide research services for the Fund and other funds advised by the Manager and the Sub-Adviser.

     The Company, the Manager, the Sub-Adviser and the Distributor each have adopted a Code of Ethics that permits its personnel, subject to such respective Code of Ethics, to invest in securities, including securities that may be purchased or held by a Fund. The respective Code of Ethics subjects the personal securities transactions of the Advisers’ employees to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager or the Sub-Adviser.. In that regard, portfolio managers and other investment personnel of the Advisers must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and also are subject to the oversight of BNY Mellon's Investment Ethics Committee (the "Committee"). Portfolio managers and other investment personnel of the Manager who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

     BNY Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by the Funds. The Advisers have informed the Company that in making investment decisions for the relevant Fund they do not obtain or use material inside information that BNY Mellon or its affiliates may possess with respect to such issuers.

     Portfolio Manager Compensation--Sub-Adviser. WSPL operates in all respects as a meritocratic partnership. A fixed proportion of the pre-tax income of the firm is distributed as bonus to the directors and staff. The entire financial incentive is of an income nature. Some of this income may be taken in BNY Mellon stock; in addition, following the purchase of WSPL by BNY Mellon in October 2006, retention and incentive tools have been put in place for senior directors and there is a long term incentive plan in place for other staff.

     Throughout the remuneration structure, the reward reflects contribution. At the more junior levels, this includes a competitive salary and a discretionary bonus. This bonus, which is paid annually, is a reward for work "above and beyond" that expected for a given salary level. In the past, these discretionary bonuses have represented a significant percentage of salary levels. At senior levels, the bonus component is more akin to a net income share. This provides a strong incentive and has resulted in very low turnover in personnel. There is no direct investment performance component in remuneration.

     Additional Information About the Portfolio Managers. The following table lists the number and types of other accounts advised by the Funds' primary portfolio managers and assets under management in those accounts as of November 30, 2007:

	Registered
	Investment
	Company	Assets	Pooled	Assets	Other
Portfolio Manager	Accounts	Managed	Accounts	Managed	Accounts	Assets Managed

Dr. Kenneth J. Lyall	5	$915 million	50	$10 billion	98	$23.3 billion
Alan McFarlane	5	$915 million	50	$10 billion	98	$23.3 billion

     Four of the funds or other accounts managed by the portfolio managers (approximately $1.4 billion in assets) are subject to a performance-based advisory fee.

The dollar range of Fund shares beneficially owned by the primary portfolio manager is as follows as of the end of the Fund's fiscal year:

		Dollar Range of Fund
Portfolio Manager	Fund Name	Shares Beneficially Owned
Dr. Kenneth J. Lyall	Global Stock Fund	0
Dr. Kenneth J. Lyall	Global Stock Fund	0
Alan McFarlane	International Stock Fund	0

		Dollar Range of Fund
Portfolio Manager	Fund Name	Shares Beneficially Owned
Alan McFarlane	International Stock Fund	0

     Portfolio managers may manage multiple accounts for a diverse client base, including mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies and foundations), bank common trust accounts and wrap fee programs ("Other Accounts").

     Potential conflicts of interest may arise because of the Advisers' management of the Funds and Other Accounts, as applicable. For example, conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Dreyfus or the Sub-Adviser, as the case may be, may be perceived as causing accounts it manages to participate in an offering to increase Dreyfus' or the Sub-Adviser's, as the case may be, overall allocation of securities in that offering, or to increase Dreyfus' or the Sub-Adviser's, as the case may be, ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Dreyfus or the Sub-Adviser, as the case may be, may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. Additionally, portfolio managers may be perceived to have a conflict of interest if there are a large number of Other Accounts, in addition to the Funds, that they are managing on behalf of Dreyfus or the Sub-Adviser, as the case may be. Dreyfus or the Sub-Adviser, as the case may be, periodically reviews each portfolio manager's overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the relevant Fund. In addition, Dreyfus or the Sub-Adviser, as the case may be, could be viewed as having a conflict of interest to the extent that Dreyfus or the Sub-Adviser, as the case may be or its affiliates and/or portfolio managers have a materially larger investment in Other Accounts than their investment in a Fund.

     Other Accounts may have investment objectives, strategies and risks that differ from those of the Funds. For these or other reasons, the portfolio managers may purchase different securities for the Funds and the Other Accounts, and the performance of securities purchased for a Fund may vary from the performance of securities purchased for Other Accounts. The portfolio managers may place transactions on behalf of Other Accounts that are directly or indirectly contrary to investment decisions made for a Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

     A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in another account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

     Conflicts of interest similar to those described above arise when portfolio managers are employed by a sub-investment adviser or are dual employees of the Manager and an affiliated entity and such portfolio managers also manage Other Accounts.

     The involvement of the Sub-Adviser in the management of other accounts may present conflicts of interest with respect to the Funds or limit a Fund's investment activities. The Sub-Adviser advises accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transaction in the same types of securities, currencies and instruments as the Funds. The Sub-Adviser will not have any obligation to make available for the benefit of the management of the Funds any such transactions. The results of the Funds' investment activities, therefore, may differ from those of the Sub-Adviser and it is possible that the Funds could sustain losses during periods in which the Sub-Adviser achieves significant profits on its trading for such other accounts. From time to time, the Funds' activities may be limited because of regulatory restrictions applicable to the Sub-Adviser and/or its internal policies designed to comply with such restrictions.

     Dreyfus' and the Sub-Adviser's respective goal is to provide high quality investment services to all clients, while meeting Dreyfus' and the Sub-Adviser's respective fiduciary obligation to treat all clients fairly. Each of Dreyfus and the Sub-Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Dreyfus and the Sub-Adviser monitor a variety of areas, including compliance with Fund guidelines, the allocation of IPOs, and compliance with the relevant Adviser's Code of Ethics. Furthermore, senior investment and business personnel at Dreyfus periodically review the performance of the portfolio managers for Dreyfus-managed funds.

     Expenses. All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by the Manager or Sub-Adviser. The expenses borne by the Company include, without limitation: taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager or Sub-Adviser or their affiliates, SEC fees and state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining the Company's existence, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and meetings, and any extraordinary expenses. Expenses attributable to a Fund are charged against the assets of the Fund; other expenses of the Company are allocated among the Funds and the Company's other series on the basis determined by the Company's Board, including, but not limited to, proportionately in relation to the net assets of each. In addition, each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. Class A, Class C and Class T shares are subject to an annual shareholder services fee, and Class C and Class T shares are subject to an annual distribution fee. See "Distribution Plan and Shareholder Services Plan."

     As compensation for the Manager's services, the Company has agreed to pay the Manager a monthly management fee at the annual rate of 0.85% of the value of each Fund's average daily net assets.

For the period from December 29, 2006 (commencement of operations) through November 30, 2007, the management fee payable by Global Stock Fund and International Stock Fund to the Manager amounted to $128,473 and $363,996, respectively, which amounts were reduced by $127,534 and $60,394, respectively, pursuant to an undertaking, resulting in a net fee paid of $939 by Global Stock Fund and $303,602, by International Stock Fund respectively.

     Under the Sub-Advisory Agreement, the Manager has agreed to pay the Sub-Adviser, out of the fee the Manager receives from the respective Fund, a monthly fee at the annual rate of 0.55% of each Fund's average daily net assets up to $250 million, and .0.35% of each Fund's average daily net assets in excess of $250 million. For the period from December 29, 2006 (commencement of operations) through November 30, 2007, the Sub-Advisory fee paid by the Manager to the Sub-Adviser for services as sub-adviser to Global Stock Fund and International Stock Fund amounted to $82,949 and $235,525, respectively.

     The aggregate of the fees payable to the Manager is not subject to reduction as the value of a Fund's net assets increases.

     Distributor. The Distributor, a wholly-owned subsidiary of the Manager, located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Company, which is renewable annually. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds, BNY Mellon Funds Trust and Mellon Institutional Funds. Before June 30, 2007, the Distributor was known as “Dreyfus Service Corporation.”

     The Distributor compensates certain Service Agents for selling Class A and Class T shares subject to a contingent deferred sales charge ("CDSC"), and Class C shares at the time of purchase from its own assets. The proceeds of the CDSC and fees pursuant to the Company's Distribution Plan (described below), in part, are used to defray these expenses. The Distributor also may act as a Service Agent and retain sales loads and CDSCs and Distribution Plan fees. For purchases of Class A and Class T shares subject to a CDSC and Class C shares, the Distributor generally will pay Service Agents on new investments made through such Service Agents a commission of up to 1% of the net asset value of such shares purchased by their clients.

     The amounts retained on the sale of Fund shares by the Distributor from sales loads and from CDSCs, as applicable, with respect to each indicated Fund's Class A, Class C, and Class T shares for the period from December 29, 2006 (commencement of operations) through November 30, 2007 were: $4,287 and $1,880 with respect to the sale of Class A shares of Global Stock Fund and International Stock Fund, respectively. No amounts were retained on the sale of Class C or Class T shares.

     The Distributor may pay Service Agents that have entered into agreements with the Distributor a fee based on the amount invested through such Service Agents in Fund shares by employees participating in qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"), or other programs. The term "Retirement Plans" does not include IRAs, IRA "Rollover Accounts" or IRAs set up under Simplified Employee Pension Plans ("SEP-IRAs"). Generally, the Distributor may pay such Service Agents a fee of up to 1% of the amount invested through the Service Agents. The Distributor, however, may pay Service Agents a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it. Sponsors of such Retirement Plans or the participants therein should consult their Service Agent for more information regarding any such fee payable to the Service Agent.

     The Manager or the Distributor may provide additional cash payments out of its own resources to financial intermediaries that sell shares of the Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees and other expenses paid by a Fund to those intermediaries. Because those payments are not made by you or a Fund, the Fund's total expense ratio will not be affected by any such payments. These additional payments may be made to Service Agents, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the Service Agent. Cash compensation also may be paid from the Manager's or the Distributor's own resources to Service Agents for inclusion of the Funds on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as "revenue sharing." From time to time, the Manager or the Distributor also may provide cash or non-cash compensation to Service Agents in the form of: occasional gifts; occasional meals, tickets, or other entertainment; support for due diligence trips; educational conference sponsorship; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations . In some cases, these payments or compensation may create an incentive for a Service Agent to recommend or sell shares of a Fund to you. Please contact your Service Agent for details about any payments it may receive in connection with the sale of Fund shares or the provision of services to the Funds.

     Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is the Company's transfer and dividend disbursing agent. Under the transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of the relevant shareholder account records for each Fund, the handling of certain communications between shareholders and a Fund and the payment of dividends and distributions payable by a Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Funds during the month, and is reimbursed for certain out-of-pocket expenses.

     The Bank of New York (the "Custodian"), an affiliate of the Manager, One Wall Street, New York, New York 10286, acts as custodian for the investments of each Fund. The Custodian has no part in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. Under a custody agreement with the Company, the Custodian holds each Fund's securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of each Fund's assets held in custody and receives certain securities transaction charges.

HOW TO BUY SHARES

     General. Class A shares, Class C shares and Class T shares of the Funds may be purchased only by clients of certain Service Agents, including the Distributor. Subsequent purchases may be sent directly to the Transfer Agent or your Service Agent. You will be charged a fee if an investment check is returned unpayable. Share certificates are issued only upon your written request. No certificates are issued for fractional shares.

The Company reserves the right to reject any purchase order. Neither Fund will establish an account for a "foreign financial institution," as that term is defined in Department of the Treasury rules implementing section 312 of the USA PATRIOT Act of 2001. Foreign financial institutions include: foreign banks (including foreign branches of U.S. depository institutions); foreign offices of U.S. securities broker-dealers, futures commission merchants, and mutual funds; non-U.S. entities that, if they were located in the United States, would be securities broker-dealers, futures commission merchants or mutual funds; and non-U.S. entities engaged in the business of a currency dealer or exchanger or a money transmitter.

     Class I shares are offered only to (i) bank trust departments and other financial service providers (including Mellon Bank, N.A. and its affiliates) acting on behalf of their customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold Class I shares of a Fund distributed to them by virtue of such an account or relationship, and (ii) institutional investors acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity for Retirement Plans and SEP-IRAs. Class I shares may be purchased for a Retirement Plan or SEP-IRA only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Retirement Plan or SEP-IRA. Institutions effecting transactions in Class I shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.

     When purchasing shares of a Fund, you must specify which Class is being purchased. Your Service Agent can help you choose the share class that is appropriate for your investment. The decision as to which Class of shares is most beneficial to you depends on a number of factors, including the amount and the intended length of your investment in the Fund. Please refer to the relevant Fund's Prospectus for a further discussion of those factors.

     In many cases, neither the Distributor nor the Transfer Agent will have the information necessary to determine whether a quantity discount or reduced sales charge is applicable to a purchase. You or your Service Agent must notify the Distributor whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide the Distributor with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount.

     Service Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the relevant Fund's Prospectus and this SAI, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. As discussed under "Management Arrangements—Distributor," Service Agents may receive revenue sharing payments from the Manager or the Distributor. The receipt of such payments could create an incentive for a Service Agent to recommend or sell shares of the Funds instead of other mutual funds where such payments are not received. Please contact your Service Agent for details about any payments they may receive in connection with the sale of Fund shares or the provision of services to the Funds.

     For each Class of shares, the minimum initial investment is $1,000. Subsequent investments in a Fund must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. Fund shares are offered without regard to the minimum initial investment requirements to Board members of a fund advised by the Manager, including members of the Company's Board, who elect to have all or a portion of their compensation for serving in that capacity automatically invested in the Fund. Fund shares are offered without regard to the minimum subsequent investment requirements to shareholders purchasing Fund shares through the Dreyfus Managed Asset Program or through other wrap account programs. The Company reserves the right to offer Fund shares without regard to minimum purchase requirements to government-sponsored programs or to employees participating in certain Retirement Plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Company. The Company reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

     Each Fund may, in its discretion, accept securities in payment for Fund shares. Securities may be accepted in payment for shares only if they are, in the judgment of the Manager, appropriate investments for the Fund. These securities are valued by the same method used to value the Fund's existing portfolio holdings. The contribution of securities to a Fund may be a taxable transaction to the shareholder.

     The Internal Revenue Code of 1986, as amended (the "Code"), imposes various limitations on the amount that may be contributed to certain Retirement Plans or government-sponsored programs. These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in a Fund by a Retirement Plan or government-sponsored program. Participants and plan sponsors should consult their tax advisers for details.

     Fund shares also may be purchased through Dreyfus-Automatic Asset Builder®, Dreyfus Payroll Savings Plan and Dreyfus Government Direct Deposit Privilege as described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

     Fund shares are sold on a continuous basis. Net asset value per share of each Class is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), on each day the New York Stock Exchange is open for regular business. For purposes of determining net asset value, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share of each Class of a Fund is computed by dividing the value of the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. For information regarding the methods employed in valuing the Funds' investments, see "Determination of Net Asset Value."

     If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Funds by the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on a regular business day, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on the next regular business day, except where shares are purchased through a dealer as provided below.

     Orders for the purchase of Fund shares received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee by the close of such business day (usually 5:15 p.m., Eastern time) will be based on the public offering price per share determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

     Class A Shares. The public offering price for Class A shares of a Fund is the net asset value per share of that Class plus a sales load as shown below:

Total Sales Load * -- Class A Shares

	As a % of	As a % of net	Dealers'
	offering	asset	reallowance as a
Amount of Transaction	price per share	value per share	% of offering price

	Total Sales Load * -- Class A Shares

	As a % of	As a % of net	Dealers'
	offering	asset	reallowance as a
Amount of Transaction	price per share	value per share	% of offering price

Less than $50,000	5.75	6.10	5.00
$50,000 to less than $100,000	4.50	4.70	3.75
$100,000 to less than $250,000	3.50	3.60	2.75
$250,000 to less than $500,000	2.50	2.60	2.25
$500,000 to less than $1,000,000	2.00	2.00	1.75

$1,000,000 or more	-0-	-0-	-0-

*	Due to rounding, the actual sales load you pay may be more or less than that calculated using these percentages.

     Class A shares purchased without an initial sales charge as part of an investment of $1,000,000 or more will be assessed at the time of redemption a 1% CDSC if redeemed within one year of purchase. The Distributor may pay Service Agents an up-front commission of up to 1% of the net asset value of Class A shares purchased by their clients as part of a $1,000,000 or more investment in Class A shares that are subject to a CDSC. See "Management

Arrangements--Distributor."

     The scale of sales loads applies to purchases of Class A shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k), and 457 of the Code); or an organized group that has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means that result in economy of sales effort or expense.

     Set forth below is an example of the method of computing the offering price of each Fund’s Class A shares . The example assumes a purchase of Class A shares of a Fund aggregating less than $50,000, subject to the schedule of sales charges set forth above at a price which is based on the net asset value of Class A shares of the Fund as of November 30, 2007:

	Global	International Stock
	Stock Fund	Fund

Net Asset Value Per Share	$13.73	$13.72

Per Share Sales Charge
Class A – 5.75% of offering price
(6.10% of net asset value per share)	$0.84	$0.84

Per Share Offering Price to the Public	$14.5	$14.56

7

     Class T Shares. The public offering price for Class T shares of a Fund is the net asset value per share of that Class plus a sales load as shown below:

	Total Sales Load * -- Class T Shares
	As a % of	As a % of net	Dealers' reallowance
	offering	asset	as a
Amount of Transaction	price per share	value per share	% of offering price

Less than $50,000	4.50	4.70	4.00
$50,000 to less than $100,000	4.00	4.20	3.50
$100,000 to less than $250,000	3.00	3.10	2.50
$250,000 to less than $500,000	2.00	2.00	1.75
$500,000 to less than $1,000,000	1.50	1.50	1.25

$1,000,000 or more	-0-	-0-	-0-

* Due to rounding, the actual sales load you pay may be more or less than that calculated using these percentages.

     Class T shares purchased without an initial sales charge as part of an investment of at least $1,000,000 will be assessed at the time of redemption a 1% CDSC if redeemed within one year of purchase. The Distributor may pay Service Agents an amount up to 1% of the net asset value of Class T shares purchased by their clients that are subject to a CDSC. See "Management Arrangements--Distributor." Because the expenses associated with Class A shares will be lower than those associated with Class T shares, purchasers investing $1,000,000 or more in a Fund will find it beneficial to purchase Class A shares rather than Class T shares.

     The scale of sales loads applies to purchases of Class T shares made by any "purchaser," as defined above for Class A shares.

     Set forth below is an example of the method of computing the offering price of each Fund’s Class T shares . The example assumes a purchase of Class T shares of a Fund aggregating less than $50,000, subject to the schedule of charges set forth above at a price which is based on the net asset value of Class T shares of the Fund as of November 30, 2007:

	Global Stock	~~International Stock~~
	Fund	Fund

Net Asset Value Per Share	$13.70	$13.71

Per Share Sales Charge

Class T – 4.50% of offering price

(4.70% of net asset value per share)	$0.65	$0.65

Per Share Offering Price to the Public	$14.35	$14.36

     Dealers' Reallowance—Class A and Class T Shares. The dealer reallowance provided with respect to Class A and Class T shares may be changed from time to time but will remain the same for all dealers.

     Class A or Class T Shares Offered at Net Asset Value. Full-time employees of FINRA member firms and full-time employees of other financial institutions that have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with a FINRA member firm or financial institution with respect to the sale of such shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program (if Fund shares are offered to such plans or programs), or for their spouses or minor children, at net asset value without a sales load, provided they have furnished the Distributor such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with FINRA member firms whose full-time employees are eligible to purchase Class A shares at net asset value. In addition, Class A shares are offered at net asset value to full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager or its affiliates, including members of the Company's Board, or the spouse or minor child of any of the foregoing.

     Class A shares may be purchased at net asset value without a sales load through certain broker-dealers and other financial institutions that have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

     Class A shares also may be purchased at net asset value without a sales load, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States, (ii) a State, county or city or instrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

     Class A shares may be purchased at net asset value without a sales load by qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously maintained an open account directly through the Distributor in a Dreyfus-managed fund or Founders-managed fund since on or before February 28, 2006.

     Class A shares may be purchased at net asset value without a sales load with the cash proceeds from an investor's exercise of employment-related stock options, whether invested in the Fund directly or indirectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relating to processing stock options. Upon establishing the account in the Fund or Dreyfus-managed money market fund, the investor and the investor's spouse or minor children become eligible to purchase Class A shares of the Fund at net asset value, whether or not using the proceeds of the employment-related stock options.

     Class A shares may be purchased at net asset value without a sales load by members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

     Class A and Class T shares are offered at net asset value without a sales load to employees participating in Retirement Plans. Class A and Class T shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a Retirement Plan or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a Retirement Plan, the rollover is processed through an entity that has entered into an agreement with the Distributor specifically relating to processing rollovers. Upon establishing the Rollover Account in the Fund, the shareholder becomes eligible to make subsequent purchases of Class A or Class T shares of the Fund at net asset value in such account.

     Right of Accumulation--Class A and Class T Shares. Reduced sales loads apply to any purchase of Class A and Class T shares by you and any related "purchaser" as defined above, where the aggregate investment, including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold shares of a Fund or shares of certain other funds advised by the Manager or Founders Asset Management LLC ("Founders"), an indirect subsidiary of the Manager, that are subject to a front-end sales load or a CDSC or shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds"), or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A shares of a Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.50% of the offering price of Class A shares or 4.00% of the offering price of Class T shares. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

     To qualify for reduced sales loads, at the time of purchase you or your Service Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

     Class C Shares. The public offering price for Class C shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See "How to Redeem Shares—Contingent Deferred Sales Charge—Class C Shares."

     Class I Shares. The public offering price for Class I shares is the net asset value per share of that Class.

     Dreyfus TeleTransfer Privilege. You may purchase shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

     Dreyfus TeleTransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, Fund shares will be purchased at the public offering price determined on that day. If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), Fund shares will be purchased at the public offering price determined on the next bank business day following such purchase order. To qualify to use the Dreyfus TeleTransfer Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares—Dreyfus TeleTransfer Privilege."

     Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN

     Class C and Class T shares are subject to a Distribution Plan and Class A, Class C and Class T shares are subject to a Shareholder Services Plan.

     Distribution Plan. Rule 12b-1 (the "Rule") adopted by the SEC under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board has adopted such a plan (the "Distribution Plan") with respect to each Fund's Class C and Class T shares, pursuant to which each Fund pays the Distributor for distributing Class C and Class T shares at an annual rate of 0.75% of the value of the average daily net assets of the Fund's Class C shares and 0.25% of the value of the average daily net assets of the Fund's Class T shares. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. The Company's Board believes that there is a reasonable likelihood that the Distribution Plan will benefit each Fund and the holders of its Class C or Class T shares.

     A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs that holders of the Fund's Class C or Class T shares may bear pursuant to the Distribution Plan without the approval of the holders of such shares and that other material amendments of the Distribution Plan must be approved by the Company's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to the relevant class of shares, the Distribution Plan is subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Distribution Plan. As to the relevant class of shares, the

Distribution Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of such class of shares.

      For the period from December 29, 2006 (commencement of operations) through November 30, 2007, Global Stock Fund paid the Distributor with respect to Class C and Class T shares, $5,616 and $1,116, respectively, and International Stock Fund paid the Distributor with respect to Class C and Class T shares, $4,015 and $836, respectively, pursuant to the Distribution Plan.

     Shareholder Services Plan. The Company has adopted a Shareholder Services Plan with respect to each Fund, pursuant to which each Fund pays the Distributor for the provision of certain services to the holders of the Fund's Class A, Class C and Class T shares at an annual rate of 0.25% of the value of the average daily net assets of such shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the relevant Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to certain Service Agents in respect of these services.

     A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Shareholder Services Plan provides that material amendments must be approved by the Company's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to the relevant class of shares, the Shareholder Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. As to the relevant class of shares, the Shareholder Services Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan.

      For the period from December 29, 2006 (commencement of operations) through November 30, 2007, Global Stock Fund paid the Distributor with respect to Class A, Class C and Class T shares, $12,573, $1,872 and $1,116, respectively, and International Stock Fund paid to the Distributor with respect to Class A, Class C and Class T shares, $7,386, $1,338 and $836, respectively, pursuant to the Shareholder Services Plan.

HOW TO REDEEM SHARES

     General. Each Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the SEC. However, if you have purchased Fund shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus-Automatic Asset Builder® and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, a Fund will reject requests to redeem shares by wire or telephone, online or pursuant to the Dreyfus TeleTransfer Privilege for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset Builder order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

     If you hold shares of more than one Class of a Fund, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Service Agent.

     Redemption Fee. (International Stock Fund only) The Fund will deduct a redemption fee equal to 2% of the net asset value of Fund shares redeemed (including redemptions through the use of the Fund Exchanges service) less than 60 days following the issuance of such shares. The redemption fee will be deducted from the redemption proceeds and retained by the Fund.

Subject to the exceptions described in the Fund’s Prospectus, shares held for less than the

60 day holding period will be subject to the Fund's redemption fee, whether held directly in your name or indirectly through an intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or any other third party. If you hold your shares through an intermediary's omnibus account, the intermediary is responsible for imposing the fee and remitting the fee to the Fund.

     The redemption fee will be charged and retained by the Fund on shares sold before the end of the required holding period. The Fund will use the "first-in, first-out" method to determine the holding period for the shares sold. Under this method, shares held the longest will be redeemed or exchanged first. The holding period commences on the day of after your purchase order is effective. For example, the holding period for shares purchased on April 10 (trade date) begins on April 11 and ends 59 days later on June 8. Thus, if you redeemed these shares on June 8, you would be assessed the fee, but you would not be assessed the fee if you redeemed on or after June 9.

     The redemption fee generally is collected by deduction from the redemption proceeds, but may be imposed by billing you if the fee is not imposed as part of the redemption transaction.

     The Fund may impose the redemption fee at the plan level for employee benefit plans that hold shares on behalf of a limited number of employees. Plan sponsors of such benefit plans that opt to impose redemption fees at the employee account level, rather than the plan level, must enter into agreements with Dreyfus that obligate the sponsor to collect and remit redemption fees at the employee level and to provide to the Fund, at its request, shareholder identity and transaction information.

     The Fund’s Prospectus contains information on transactions for which the redemption fee is waived. The Fund reserves the right to exempt additional transactions from the fee.

     Contingent Deferred Sales Charge--Class C Shares. A CDSC of 1% payable to the Distributor is imposed on any redemption of Class C shares made within one year of the date of purchase. No CDSC will be imposed to the extent that the net asset value of the Class C shares redeemed does not exceed (i) the current net asset value of Class C shares acquired through reinvestment of dividends or capital gain distributions, plus (ii) increases in the net asset value of your Class C shares above the dollar amount of all your payments for the purchase of Class C shares held by you at the time of redemption.

     If the aggregate value of Class C shares redeemed has declined below their original cost as a result of the Fund's performance, a CDSC may be applied to the then-current net asset value rather than the purchase price.

     In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing Fund shares acquired pursuant to the reinvestment of Fund dividends and distributions; then, of amounts representing the increase in net asset value of Class C shares above the total amount of payments for the purchase of Class C shares made during the preceding year; and finally, of amounts representing the cost of shares held for the longest period.

     For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional Fund shares through the reinvestment of Fund dividends. Within a year after the purchase the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at

$12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount that represents appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 1% for a total CDSC of $2.40.

     Waiver of CDSC. The CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by employees participating in Retirement Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70½ in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and (e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Company's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived, as provided in the relevant Fund's Prospectus or this SAI at the time of the purchase of such shares.

     To qualify for a waiver of the CDSC, at the time of redemption you or your Service Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.

     Reinvestment Privilege. Upon written request, you may reinvest up to the number of Class A or Class T shares you have redeemed, within 45 days of redemption, at the then-prevailing net asset value without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the shares reinvested. The Reinvestment Privilege may be exercised only once.

     Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you or a representative of your Service Agent and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Company will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

     To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Share Certificates; Signatures."

     Dreyfus TeleTransfer Privilege. You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer Privilege. See "How to Buy Shares—Dreyfus TeleTransfer Privilege."

     Redemption Through a Selected Dealer. If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), the redemption request will be effective on that day. If a redemption request is received by the Transfer Agent after the close of trading on the floor of the New York Stock Exchange, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer. See "How to Buy Shares" for a discussion of additional conditions or fees that may be imposed upon redemption.

     In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee prior to the close of its business day (usually 5:15 p.m., Eastern time), are effected at the price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the shares will be redeemed at the next determined net asset value. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

     Share Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. A fee may be charged to replace lost or stolen certificates, or certificates that were never received. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call 1-800-554-4611.

     Redemption Commitment. The Company has committed itself to pay in cash all redemption requests by any shareholder of record of a Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. In the case of requests for redemption from a Fund in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sells such securities, brokerage charges would be incurred.

     Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when the SEC determines that trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the SEC by order may permit to protect the Fund's shareholders.

SHAREHOLDER SERVICES

     Fund Exchanges. You may purchase, in exchange for shares of a Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of a Fund, Class A shares of certain Dreyfus Premier fixed-income funds, to the extent such shares are offered for sale in your state of residence. Shares of the same Class of such funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

A.	Exchanges for shares of funds offered without a sales load will be made without a sales load.

B.	Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.

D.	Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as "Purchased Shares") may be exchanged for shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.

E.	Shares of funds subject to a CDSC that are exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds, and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

     To accomplish an exchange under item D above, you, or your Service Agent acting on your behalf, must notify the Transfer Agent of your prior ownership of Fund shares and your account number.

     You also may exchange your Fund shares that are subject to a CDSC for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. The shares so purchased will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares for an Exchange Account only can be made into certain other funds managed or administered by the Manager. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable Fund account. Upon redemption, the applicable CDSC will be calculated without regard to the time such shares were held in an Exchange Account. See "How to Redeem Shares." Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Dreyfus Auto-Exchange Privilege and the Automatic Withdrawal Plan.

     To request an exchange, you, or your Service Agent acting on your behalf, must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using this privilege, you authorize the Transfer Agent to act on telephonic and online instructions (including over the Dreyfus Express® voice response telephone system) from any person representing himself or herself to be you or a representative of your Service Agent and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form are not eligible for telephone or online exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the SEC.

     Exchanges of Class I shares held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

     To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment being required for shares of the same Class of the fund into which the exchange is being made.

     During times of drastic economic or market conditions, the Company may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components -- redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

     Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of a Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

     Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-554-4611, or visiting www.dreyfus.com. The Company reserves the right to reject any exchange request in whole or in part. Shares may be exchanged only between accounts having certain identical identifying designations. The Fund Exchanges service or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

     Dreyfus-Automatic Asset Builder®. Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and a maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

     Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the U.S. Government automatically deposited into your Fund account.

     Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

     Dreyfus Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from a Fund in shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and with respect to Class T shares of a Fund, Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder. Shares of the same Class of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

A.	Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.

B.	Dividends and distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.

C.	Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as "Offered Shares"), but if the sales load applicable to the Offered Shares exceeds the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.

D.	Dividends and distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

     Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from a Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

     Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be established by filing an Automatic Withdrawal Plan application with the Transfer Agent or by oral request from any of the authorized signatories on the account by calling 1-800-554-4611. Automatic Withdrawal may be terminated at any time by you, the Funds or the Transfer Agent. Shares for which share certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

     No CDSC with respect to Class C shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that any amount withdrawn under the plan does not exceed on an annual basis 12% of the greater of (1) the account value at the time of the first withdrawal under the Automatic Withdrawal Plan, or (2) the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class C shares under the Automatic Withdrawal Plan that exceed such amounts will be subject to a CDSC. Withdrawals of Class A and Class T shares subject to a CDSC under the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A or Class T shares where the sales load is imposed concurrently with withdrawals of Class A or Class T shares generally are undesirable.

     Certain Retirement Plans, including Dreyfus-sponsored retirement plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different than the Automatic Withdrawal Plan.

     Letter of Intent--Class A and Class T Shares. By signing a Letter of Intent form, you become eligible for the reduced sales load on purchases of Class A and Class T shares based on the total number of shares of Eligible Funds (as defined under "Right of Accumulation" above) purchased by you and any related "purchaser" (as defined above) in a 13-month period pursuant to the terms and conditions set forth in the Letter of Intent. Shares of any Eligible Fund purchased within 90 days prior to the submission of the Letter of Intent may be used to equal or exceed the amount specified in the Letter of Intent. A minimum initial purchase of $5,000 is required. You can obtain a Letter of Intent form by calling 1-800-554-4611.

     Each purchase you make during the 13-month period (which begins on the date you submit the Letter of Intent) will be at the public offering price applicable to a single transaction of the aggregate dollar amount you select in the Letter of Intent. The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent, which may be used for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. When you fulfill the terms of the Letter of Intent by purchasing the specified amount the escrowed amount will be released and additional shares representing such amount credited to your account. If your purchases meet the total minimum investment amount specified in the Letter of Intent within the 13-month period, an adjustment will be made at the conclusion of the 13-month period to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to submission of the Letter of Intent. If your purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, the offering price of the shares you purchased (including shares representing the escrowed amount) during the 13-month period will be adjusted to reflect the sales load applicable to the aggregate purchases you actually made (which will reduce the number of shares in your account), unless you have redeemed the shares in your account, in which case the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A or Class T shares of the Fund held in escrow to realize the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made and any remaining shares will be credited to your account. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A or Class T shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current net asset value plus the applicable sales load in effect at the time such Letter of Intent was submitted.

     Corporate Pension/Profit-Sharing and Retirement Plans. The Company makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, the Company makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, and rollover IRAs), Education Savings Accounts, 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available.

     If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

     The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

     Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.

     You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

DETERMINATION OF NET ASSET VALUE

     Valuation of Portfolio Securities. Each Fund's investments are valued on the basis of market quotations or official closing prices. Each Fund's portfolio securities, including covered call options written by the Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the Nasdaq National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except that open short positions are valued at the asked price. Bid price is used when no asked price is available. Substantially all of a Fund's fixed-income investments (excluding short-term investments) are valued by one or more independent pricing services (the "Service") approved by the Company's Board. Securities valued by the Service for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other fixed-income investments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Company's Board. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York, or at such other quoted market exchange rate as may be determined to be appropriate by the

Advisers. Forward currency contracts will be valued at the current cost of offsetting the contract. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of a Fund's net asset value may not take place contemporaneously with the determination of prices of certain of the Fund's portfolio securities. Short-term investments may be carried at amortized cost, which approximates value. Expenses and fees, including the management fee and fees pursuant to the Distribution Plan and Shareholder Services Plan, as applicable, are accrued daily and taken into account for the purpose of determining the net asset value of each Fund's shares. Because of the differences in operating expenses incurred by each Class of shares of a Fund, the per share net asset value of each Class of shares of the Fund will differ.

     Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined by the Company not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market) but before the Fund calculated its net asset value), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Company's Board. Fair value of investments may be determined by the Company's Board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased or sold, and public trading in similar securities of the issuer or comparable issuers. Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on fair value procedures may differ from the security's most recent closing price, and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by a Fund may trade on days that the Fund is not open for business, thus affecting the value of the Fund's assets on days when Fund investors have no access to the Fund. Restricted securities that are, or are convertible into, securities of the same class of other securities for which a public market exists usually will be valued at such market value less the same percentage discount at which the restricted securities were purchased. This discount will be revised periodically by the Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

     New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund qualified for treatment as a regulated investment company ("RIC") under the Code for the fiscal year ended November 30, 2007. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a RIC, a Fund will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a RIC, the Fund must, among other things: (a) derive in each taxable year at least 90% of its gross income from (i) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies, and (ii) net income from interests in "qualified publicly traded partnerships" (as defined in the Code) (all such income items, "qualifying income"); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other RICs and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other RICs) of a single issuer, two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses or one or more "qualified publicly traded partnerships" (as defined in the Code); and (c) distribute at least 90% of its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) to its shareholders each taxable year. If a Fund does not qualify as a RIC, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

     Each Fund ordinarily declares and pays dividends from its net investment income and distributes net realized capital gains, if any, once a year. A Fund, however, may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

     If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Any dividend or distribution paid shortly after an investor's purchase of Fund shares may have the effect of reducing the aggregate net asset value of the shares below the cost of the investment. Such a dividend or distribution would be a return of capital, taxable as stated in the relevant Fund's Prospectus. In addition, the Code provides that if a shareholder holds shares of a Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

     Investment income that may be received by a Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If a Fund qualifies as a RIC, the Fund satisfies the 90% distribution requirement and more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, then the Fund may elect to "pass through" to its shareholders the amount of foreign taxes paid by the Fund. If a Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his or her pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his or her pro rata share of such foreign taxes and therefore would be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his or her pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. In certain circumstances, a shareholder that (i) has held Fund shares for less than a specified minimum period during which it is not protected from risk of loss, (ii) is obligated to make payments related to the dividends or (iii) holds Fund shares in arrangements in which the shareholder's expected economic profits after non-U.S. taxes are insubstantial, will not be allowed a foreign tax credit for foreign taxes deemed imposed on dividends paid on such shares. Additionally, the Fund also must meet this holding period requirement with respect to its foreign stock and securities in order for "creditable" taxes to flow-through. Each shareholder should consult his or her own tax adviser regarding the potential application of foreign tax credits.

     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of foreign currencies (including foreign currency denominated bank deposits) and non-U.S. dollar denominated securities (including debt instruments and certain futures or forward contracts and options) may be treated as ordinary income or loss. Similarly, gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities may be treated as ordinary income or loss. In addition, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. Finally, all or a portion of the gain realized from engaging in "conversion transactions" (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

     Gain or loss, if any, realized by a Fund from certain financial futures or forward contracts and options transactions ("Section 1256 contracts") will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of Section 1256 contracts as well as from closing transactions. In addition, any Section 1256 contracts remaining unexercised at the end of a Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

     Offsetting positions held by a Fund involving certain financial futures or forward contracts or options transactions with respect to actively traded personal property may be considered, for tax purposes, to constitute "straddles." To the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by a Fund may constitute "mixed straddles." A Fund may make one or more elections with respect to the treatment of "mixed straddles," resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

     If a Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

     If a Fund enters into certain derivatives (including forward contracts, long positions under notional principal contracts, and related puts and calls) with respect to equity interests in certain pass-thru entities (including other regulated investment companies, real estate investment trusts, partnerships, real estate mortgage investment conduits and certain trusts and foreign corporations), long-term capital gain with respect to the derivative may be recharacterized as ordinary income to the extent it exceeds the long-term capital gain that would have been realized had the interest in the pass-thru entity been held directly by the Fund during the term of the derivative contract. Any gain recharacterized as ordinary income will be treated as accruing at a constant rate over the term of the derivative contract and may be subject to an interest charge. The Treasury has authority to issue regulations expanding the application of these rules to derivatives with respect to debt instruments and/or stock in corporations that are not pass-thru entities.

     If a Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain Federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities may be treated as ordinary income.

     Investment by a Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required each year to accrue a portion of the discount (or deemed discount) at which the securities were issued and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy the distribution requirements.

     Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Company could subject you to a $50 penalty imposed by the Internal Revenue Service.

PORTFOLIO TRANSACTIONS

     General. The Manager assumes general supervision over the placement of securities purchase and sale orders on behalf of the funds it manages. Funds managed by dual employees of the Manager and an affiliated entity, and funds that employ a sub-investment adviser, execute portfolio transactions through the trading desk of the affiliated entity or sub-investment adviser, as applicable (the "Trading Desk"). Those funds use the research facilities, and are subject to the internal policies and procedures, of applicable affiliated entity or sub-investment adviser.

     The Trading Desk generally has the authority to select brokers (for equity securities) or dealers (for fixed income securities) and the commission rates or spreads to be paid. Allocation of brokerage transactions is made in the best judgment of the Trading Desk and in a manner deemed fair and reasonable. In choosing brokers or dealers, the Trading Desk evaluates the ability of the broker or dealer to execute the transaction at the best combination of price and quality of execution.

     In general, brokers or dealers involved in the execution of portfolio transactions on behalf of a fund are selected on the basis of their professional capability and the value and quality of their services. The Trading Desk attempts to obtain best execution for the funds by choosing brokers or dealers to execute transactions based on a variety of factors, which may include, but are not limited to, the following: (i) price; (ii) liquidity; (iii) the nature and character of the relevant market for the security to be purchased or sold; (iv) the quality and efficiency of the broker's or dealer's execution; (v) the broker's or dealer's willingness to commit capital; (vi) the reliability of the broker or dealer in trade settlement and clearance; (vii) the level of counter-party risk (i.e., the broker's or dealer's financial condition); (viii) the commission rate or the spread; (ix) the value of research provided; (x) the availability of electronic trade entry and reporting links; and (xi) the size and type of order (e.g., foreign or domestic security, large block, illiquid security). In selecting brokers or dealers no factor is necessarily determinative; however, at various times and for various reasons, certain factors will be more important than others in determining which broker or dealer to use. Seeking to obtain best execution for all trades takes precedence over all other considerations.

     Investment decisions for one fund or account are made independently from those for other funds or accounts managed by the portfolio managers. Under the Trading Desk's procedures, portfolio managers and their corresponding Trading Desks may seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one fund or account. In some cases, this policy may adversely affect the price paid or received by a fund or an account, or the size of the position obtained or liquidated. As noted above, certain brokers or dealers may be selected because of their ability to handle special executions such as those involving large block trades or broad distributions, provided that the primary consideration of best execution is met. Generally, when trades are aggregated, each fund or account within the block will receive the same price and commission. However, random allocations of aggregate transactions may be made to minimize custodial transaction costs. In addition, at the close of the trading day, when reasonable and practicable, the completed securities of partially filled orders will generally be allocated to each participating fund and account in the proportion that each order bears to the total of all orders (subject to rounding to "round lot" amounts and other relevant factors).

     Portfolio turnover may vary from year to year as well as within a year. In periods in which extraordinary market conditions prevail, the portfolio managers will not be deterred from changing a Fund's investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Trading Desk based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Higher portfolio turnover rates usually generate additional brokerage commissions and transaction costs, and any short-term gains realized from these transactions are taxable to shareholders as ordinary income.

     To the extent that a fund invests in foreign securities, certain of such fund's transactions in those securities may not benefit from the negotiated commission rates available to funds for transactions in securities of domestic issuers. For funds that permit foreign exchange transactions, such transactions are made with banks or institutions in the interbank market at prices reflecting a mark-up or mark-down and/or commission.

     The portfolio managers may deem it appropriate for one fund or account they manage to sell a security while another fund or account they manage is purchasing the same security. Under such circumstances, the portfolio managers may arrange to have the purchase and sale transactions effected directly between the funds and/or accounts ("cross transactions"). Cross transactions will be effected in accordance with procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

     Funds and accounts managed by the Manager, an affiliated entity or a sub-investment adviser may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the ability to dispose of some or all of such positions.

     Each Fund contemplates that, consistent with the policy of seeking best price and execution, brokerage transactions may be conducted through affiliates of the Manager or Sub-Adviser. The Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to affiliates of the Manager or Sub-Adviser are reasonable and fair.

     IPO Allocations. Certain funds advised by the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) may participate in IPOs. In deciding whether to purchase an IPO, the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) generally considers the capitalization characteristics of the security, as well as other characteristics of the security, and identifies funds and accounts with investment objectives and strategies consistent with such a purchase. Generally, as more IPOs involve small- and mid-cap companies, the funds and accounts with a small- and mid-cap focus may participate in more IPOs than funds and accounts with a large-cap focus. The Manager (and where applicable, a sub-adviser or Dreyfus affiliate), when consistent with the fund's and/or account's investment guidelines, generally will allocate shares of an IPO on a pro rata basis. In the case of "hot" IPOs, where the Manager (and if applicable, a sub-adviser or Dreyfus affiliate) only receives a partial allocation of the total amount requested, those shares will be distributed fairly and equitably among participating funds or accounts managed by the Manager (or where applicable, a sub-adviser or Dreyfus affiliate). "Hot" IPOs raise special allocation concerns because opportunities to invest in such issues are limited as they are often oversubscribed. The distribution of the partial allocation among funds and/or accounts will be based on relevant net asset values. Shares will be allocated on a pro rata basis to all appropriate funds and accounts, subject to a minimum allocation based on trading, custody, and other associated costs. International hot IPOs may not be allocated on a pro rata basis due to transaction costs, market liquidity and other factors unique to international markets.

     Soft Dollars. The term "soft dollars" is commonly understood to refer to arrangements where an investment adviser uses client (or fund) brokerage commissions to pay for research and other services to be used by the investment adviser. Section 28(e) of the Securities Exchange Act of 1934 provides a "safe harbor" that permits investment advisers to enter into soft dollar arrangements if the investment adviser determines in good faith that the amount of the commission is reasonable in relation to the value of the brokerage and research services provided. Eligible products and services under Section 28(e) include those that provide lawful and appropriate assistance to the investment adviser in the performance of its investment decision-making responsibilities.

     Subject to the policy of seeking best execution, Dreyfus-managed funds may execute transactions with brokerage firms that provide research services and products, as defined in Section 28(e). Any and all research products and services received in connection with brokerage commissions will be used to assist the applicable affiliated entity in its investment decision-making responsibilities, as contemplated under Section 28(e). Under certain conditions, higher brokerage commissions may be paid in connection with certain transactions in return for research products and services.

     The products and services provided under these arrangements permit the Trading Desk to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms. Such services and products may include, but are not limited to the following: fundamental research reports (which may discuss, among other things, the value of securities, or the advisability of investing in, purchasing or selling securities, or the availability of securities or the purchasers or sellers of securities, or issuers, industries, economic factors and trends, portfolio strategy and performance); current market data and news; technical and portfolio analyses; economic forecasting and interest rate projections; and historical information on securities and companies. The Trading Desk also may defray the costs of certain services and communication systems that facilitate trade execution (such as online quotation systems, direct data feeds from stock exchanges and on-line trading systems with brokerage commissions generated by client transactions) or functions related thereto (such as clearance and settlement). Some of the research products or services received by the Trading Desk may have both a research function and a non-research administrative function (a "mixed use"). If the Trading Desk determines that any research product or service has a mixed use, the Trading Desk will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that the Trading Desk determines will assist it in the investment decision-making process may be paid for in soft dollars. The non-research portion is paid for by the Trading Desk in hard dollars.

     The Trading Desk generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration. Neither the services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind the Trading Desk to compensate the selected brokerage firm for research provided. The Trading Desk endeavors, but is not legally obligated, to direct sufficient commissions to broker/dealers that have provided it with research and other services to ensure continued receipt of research the Trading Desk believes is useful. Actual commissions received by a brokerage firm may be more or less than the suggested allocations.

     There may be no correlation between the amount of brokerage commissions generated by a particular fund or client and the indirect benefits received by that fund or client. The affiliated entity may receive a benefit from the research services and products that is not passed on to a fund in the form of a direct monetary benefit. Further, research services and products may be useful to the affiliated entity in providing investment advice to any of the funds or clients it advises. Likewise, information made available to the affiliated entity from brokerage firms effecting securities transactions for a fund may be utilized on behalf of another fund or client. Information so received is in addition to, and not in lieu of, services required to be performed by the affiliated entity and fees are not reduced as a consequence of the receipt of such supplemental information. Although the receipt of such research services does not reduce the normal independent research activities of the affiliated entity, it enables them to avoid the additional expenses that might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

     Brokerage Commissions. The Company contemplates that, consistent with the policy of obtaining the most favorable net price, brokerage transactions may be conducted through the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) or their affiliates. The Company's Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to the Manager (and where applicable, a sub-adviser or Dreyfus affiliate) are reasonable and fair. For the period from December 29, 2006 (commencement of operations) through November 30, 2007, Global Stock Fund paid $30,819 and International Stock Fund paid $84,349 in brokerage commissions. For the period from December 29, 2006 (commencement of operations) through November 30, 2007, there were no gross spreads or concessions paid on principal transactions.

     Regular Broker-Dealers. Each Fund may acquire securities issued by one or more of its "regular brokers or dealers," as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a "regular broker or dealer" is one of the ten brokers or dealers that, during the Fund's most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund's portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund's portfolio transactions or (iii) sold the largest dollar amount of the Fund's securities.

     Disclosure of Portfolio Holdings. It is the policy of Dreyfus to protect the confidentiality fund portfolio holdings and prevent the selective disclosure of non-public information about such holdings. Each Fund, or its duly authorizes service providers, may publicly disclose its portfolio holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC. Each non-money market fund or its duly authorized service providers, may publicly disclose its complete schedule of portfolio holdings, at month-end, with a one-month lag, on the Dreyfus website at www.dreyfus.com. In addition, fifteen days following the end of each calendar quarter, each non-money market fund, or its duly authorized service providers, may publicly disclose on the website its complete schedule of portfolio holdings as of the end of such quarter. Each money market fund, or its duly authorized service providers, may publicly disclose on the website its complete schedule of holdings twice a month, on the 15th day of the month and the last business day of the month, with a 15-day lag. Portfolio holdings will remain available on the website until the date on which the fund files a Form N-Q or Form N-CSR for the period that includes the date as of which the website information is current.

     If a fund's portfolio holdings are released pursuant to an ongoing arrangement with any party, such Fund must have a legitimate business purpose for doing so, and neither the fund, nor the Manager or its affiliates, may receive any compensation in connection with an arrangement to make available information about the fund's portfolio holdings.

Funds may distribute its portfolio holdings to mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical Services; due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds before their public disclosure; and broker-dealers provided that: (a) the recipient does not distribute the portfolio holdings to persons who are likely to use the information for purposes of purchasing or selling fund shares or fund portfolio holdings before the portfolio holdings become public information; and (b) the recipient signs a written confidentiality agreement.

     Funds may also disclose any and all portfolio information to their service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities and are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract. These service providers include the fund’s custodian, auditors, investment advisers, administrator, and each of their respective affiliates and advisers.

     Disclosure of portfolio holdings may be authorized only by the fund's Chief Compliance Officer, and any exceptions to this policy are reported quarterly to the Fund's Board.

SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES OF THE DREYFUS FAMILY OF FUNDS

     The Board of each fund in the Dreyfus Family of Funds has delegated to the Manager the authority to vote proxies of companies held in a fund's portfolio. The Manager, through its participation on the BNY Mellon Proxy Policy Committee (the "PPC"), applies BNY Mellon's Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds.

     The Manager recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser's duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients' interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

     The Manager seeks to avoid material conflicts of interest by participating in the PPC, which applies detailed, pre-determined written proxy voting guidelines (the "Voting Guidelines") in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, the Manager and its affiliates engage a third party as an independent fiduciary to vote all proxies of funds managed by BNY Mellon or its affiliates (including the Dreyfus Family of Funds), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

     All proxies received by the funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in BNY Mellon's or the Manager's policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the PPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the PPC for discussion and vote. Additionally, the PPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the PPC weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the Manager seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

     When evaluating proposals, the PPC recognizes that the management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the PPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The PPC believes that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the PPC generally opposes proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Accordingly, the PPC generally votes in accordance with management on issues that the PPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

     On questions of social responsibility where economic performance does not appear to be an issue, the PPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The PPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

In evaluating proposals regarding incentive plans and restricted stock plans, the

PPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the PPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The PPC generally votes against proposals that permit the repricing or replacement of stock options without shareholder approval or that are silent on repricing and the company has a history of repricing stock options in a manner that the PPC believes is detrimental to shareholders..

     Information regarding how the Manager voted proxies for a Fund is available on the Dreyfus Family of Funds' website at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov on the Company's Form N-PX filed with the SEC.

INFORMATION ABOUT THE COMPANY AND FUNDS

     Each Fund share has one vote and, when-issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares have equal rights as to dividends and in liquidation. Shares have no preemptive or subscription rights and are freely transferable.

     Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

     To date, the Board has authorized the creation of five series of shares. All consideration received by the Company for shares of a series, and all assets in which such consideration is invested, will belong to that series (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, a series will be treated separately from those of the other series of the Company. The Company has the ability to create, from time to time, new series without shareholder approval.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series. The Rule exempts the selection of the independent registered public accounting firm and the election of Board members from the separate voting requirements of the Rule.

     Each Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. If Fund management determines that an investor is following an abusive investment strategy, it may reject any purchase request, or terminate the investor's exchange privilege, with or without prior notice. Such investors also may be barred from purchasing shares of other funds in the Dreyfus Family of Funds. Accounts under common ownership or control may be considered as one account for purposes of determining a pattern of excessive or abusive trading. In addition, a Fund may refuse or restrict purchase or exchange requests for Fund shares by any person or group if, in the judgment of the Fund's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund. If an exchange request is refused, the Company will take no other action with respect to Fund shares until it receives further instructions from the investor. While the Company will take reasonable steps to prevent excessive short term trading deemed to be harmful to a Fund, it may not be able to identify excessive trading conducted through certain financial intermediaries or omnibus accounts.

     Effective May 17, 2006, the Company changed its name from "Dreyfus Premier New Leaders Fund, Inc." to its current name.

     Effective June 1, 2007, each Fund’s “Class R” shares were redesignated as “Class I” shares.

     The Company will send annual and semi-annual financial statements to all its shareholders.

     The following entities are known by the Company to own of record 5% or more of the indicated Fund's outstanding voting securities on March 10, 2008. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

GLOBAL STOCK FUND
Class A
MLPF & S FOR THE SOLE BENEFIT	36.6741%
OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION
A/C 974T5
4800 DEER LAKE DR E FL 3
JACKSONVILLE FL 32246-6484

CHARLES SCHWAB & CO INC	26.9499%
REINVEST ACCOUNT
101 MONTGOMERY ST # DEPT
SAN FRANCISCO CA 94104-4151

NICHOLAS TZIMAS TTEE	9.2109%
HELEN TZIMAS TRUST FUND B
U/W DTD 04/07/2003
33 EDGEWOOD ST
TENAFLY NJ 07670-2909

Class C

MLPF & S FOR THE SOLE BENEFIT	44.1296%
OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION
A/C 974T5
4800 DEER LAKE DR E FL 3

JACKSONVILLE FL 32246-6484

UBS FINANCIAL SERVICES INC. FBO	12.2455%
JEANINE BAUM
JONATHAN BAUM JTWROS
720 LAWRENCE AVE
WESTFIELD NJ 07090-3802

M.L. STERN & CO., INC.	9.1071%
8350 WILSHIRE BLVD.
BEVERLY HILLS CA 90211-2327

H&R BLOCK FINANCIAL ADVISORS	6.8093%
THE DIME BUILDING
719 GRISWOLD STREET
SUITE 1700
DETROIT MI 48226-3360

MORGAN KEEGAN & COMPANY INC	5.8907%
FBO 320785111
50 N FRONT ST
MEMPHIS TN 38103-2126

Class I

SEI PRIVATE TRUST	97.9488%
MUTUAL FUND ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456

Class T

MBC INVESTMENTS CORPORATION	47.0299%
C/O MELLON FINANCIAL CORP
ATTN DELAWARE FIN DEP AIM 198-000
4001 KENNETT PIKE STE 218
2 GREENVILLE CROSSING
GREENVILLE DE 19807-2029

A G EDWARDS SONS INC C F	43.5566%
LAUREL B BICKELL
SEP IRA ACCOUNT
36 HIGH ST
MARBLEHEAD MA 01945-3408

SUSANA CUA	9.4135%
JULIE CUA-HWANG JT TEN
#7
1547 STANFORD ST APT 3

SANTA MONICA CA 90404-3634

INTERNATIONAL STOCK FUND

Class A

CHARLES SCHWAB & CO INC		26.1856%
REINVEST ACCOUNT
101 MONTGOMERY ST # DEPT
SAN FRANCISCO CA 94104-4151

DREYFUS TRUST COMPANY CUST		13.966%
JEFFREY R ALPERT
UNDER IRA PLAN
401 E 60TH ST APT 7D
NEW YORK NY	10022-1577

PERSHING LLC		10.9146%
PO BOX 2052
JERSEY CITY NJ	07303-2052

AMERICAN ENTERPRISE INVESTMENT SVCS		7.1518%
FBO 518400311
P.O. BOX 9446
MINNEAPOLIS MN 55474-0001

WELLS FARGO INVESTMENTS LLC		5.1133%
625 MARQUETTE AVE S 13TH FLOOR
MINNEAPOLIS MN 55402-2308

Class C

MLPF & S FOR THE SOLE BENEFIT		60.9901%
OF ITS CUSTOMERS
ATTN FUND ADMINISTRATION
A/C 974T5
4800 DEER LAKE DR E FL 3
JACKSONVILLE FL 32246-6484

FIRST CLEARING, LLC		8.4006%
10750 WHEAT FIRST DRIVE
GLEN ALLEN VA 23060

UBS FINANCIAL SERVICES INC. FBO		5.1056%
UBS-FINSVC CDN FBO
MR FRANK PETERSON JR
P.O.BOX 3321,

1000 HARBOR BLVD
WEEHAWKEN NJ 07086-8154

Class I

SEI PRIVATE TRUST COMPANY	95.0215%
C/O CITIGROUP PRIVATE BANK
COMMISSION ID 401
ATTN: MUTUAL FUNDS ADMINISTRATOR
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456

Class T

MBC INVESTMENTS CORPORATION	100%
C/O MELLON FINANCIAL CORP
ATTN DELAWARE FIN DEP AIM 198-000
4001 KENNETT PIKE STE 218
2 GREENVILLE CROSSING

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to each Fund's Prospectus.

     Ernst & Young LLP, 5 Times Square, New York, New York 10036, an independent registered public accounting firm, has been selected to serve as the independent registered public accounting firm for each Fund.

APPENDIX

Rating Categories

     Description of certain ratings assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service ("Moody's"), and Fitch Ratings ("Fitch"):

S&P

Long-term

AAA

An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C

A subordinated debt or preferred stock obligation rated 'C' is currently highly vulnerable to nonpayment. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A 'C' also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D

An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

r

The symbol 'r' is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk—such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.

The designation 'N.R.' indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

Short-term

A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are given a plus sign (+) designation. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

A short-term obligation rated 'B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet is financial commitment on the obligation.

C

A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's

Long-term

Aaa

Bonds rated 'Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds rated 'Aa' are judged to be of high quality by all standards. Together with the 'Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in 'Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the 'Aaa' securities.

A

Bonds rated 'A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

Bonds rated 'Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds rated 'Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds rated 'B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds rated 'Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca

Bonds rated 'Ca' represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

Bonds rated 'C' are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from 'Aa' through 'Caa'. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Prime rating system (short-term)

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Fitch

Long-term investment grade

AAA

Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Long-term speculative grade

BB

Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. 'CC' ratings indicate that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D

Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. 'DD' ratings indicate potential recoveries in the range of 50% - 90% and 'D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

Short-term

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitment is adequate; however, near-term adverse changes could result in a reduction non-investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments plus vulnerability to near-term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

Default. Denotes actual or imminent payment default.

'NR' indicates that Fitch does not rate the issuer or issue in question.

Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' long-term rating category, to categories below 'CCC', or to short-term ratings other than 'F1.'

STRATEGIC FUNDS, INC. PART C. OTHER INFORMATION
Item 23. Exhibits.

(a)(i)	Registrant's Articles of Incorporation and Articles of Amendment are incorporated by reference to Exhibit (1) of Post
Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on April 25, 1996.

(a)(ii)	Articles of Amendment and Articles Supplementary, as amended, are incorporated by reference to Exhibit (a) of Post
Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on September 27, 2002.

(a)(iii)	Articles of Amendment are incorporated by reference to Exhibit (a)(iii) of Post-Effective Amendment No. 32 to the
Registration Statement on Form N-1A, filed on May 16, 2006.

(a)(iv)	Articles Supplementary are incorporated by reference to Exhibit (a)(iv) of Post-Effective Amendment No. 32 to the
Registration Statement on Form N-1A, filed on May 16, 2006.

(a)(v)	Articles Supplementary are incorporated by reference to Exhibit (a)(v) of Post-Effective Amendment No. 39 to the
Registration Statement on Form N-1A, filed on December 21, 2006.

(b)	Registrant's By-Laws, as amended are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A, filed on April 26, 2006.

(d)	Management Agreement, as amended is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A, filed on December 21, 2006.

(d)(ii)	Sub-Investment Advisory Agreement with WestLB Mellon Asset Management (USA) LLC. is incorporated by reference to Exhibit (d)(ii) of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on May 16, 2006.

(d)(iii)	Sub-Investment Advisory Agreement with Mellon Equity Associates, LLP. is incorporated by reference to Exhibit
(d)(iii) of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A, filed on November 22,
2006.

(d)(iv)	Sub-Investment Advisory Agreement with Walter Scott & Partners Limited is incorporated by reference to Exhibit
(d)(ii) of Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A, filed on December 21,
2006.

(e)(i)	Distribution Agreement is incorporated by reference to Exhibit (e)(i) of Post-Effective Amendment No. 39 to the
Registration Statement on Form N-1A, filed on December 21, 2006.

(e)(ii)	Distribution and Shareholders Services Plan Agreements, as amended, are incorporated by reference to Exhibit (e)(ii)
of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, filed on September 27, 2002.

(e)(iii)	Forms of Supplement to Service Agreements are incorporated by reference to Exhibit (e)(iii) of Post-Effective
Amendment No. 40 to the Registration Statement on Form N-1A, filed on April 27, 2007.

(g)(i)	Amended and Restated Custody Agreement with Mellon Bank, N.A. is incorporated by reference to Exhibit (8)(a) of
Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on April 25, 1996. Sub-
Custodian Agreement is incorporated by reference to Exhibit (8)(b) of Post-Effective Amendment No. 15 to the
Registration Statement on Form N-1A, filed on April 25, 1996.

(g)(ii)	Custody Agreement with The Bank of New York is incorporated by reference to Exhibit (g)(ii) of Post-Effective
Amendment No. 42 to the Registration Statement on Form N-1A, filed on February 28, 2008.

(g)(iii)	Foreign Custody Manager Agreement with The Bank of New York is incorporated by reference to Exhibit (g)(iii) of
Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A, filed on May 16, 2006.

(h)	Shareholder Services Plan, as amended, is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A, filed on December 21, 2006.

(h)(i)	Amended and Restated Transfer Agency Agreement is incorporated by reference to Exhibit (h)(i) of Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A, filed on February 28, 2008.

(i)	Opinion and Consent of Registrant's counsel are incorporated by reference to Exhibit (10) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A, filed on April 25, 1996.

(j)	Consent of Independent Registered Public Accounting Firm.

(m)	Rule 12b-1 Distribution Plan is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A, filed on December 21, 2006.

(n)	Rule 18f-3 Plan is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A, filed on September 27, 2007.

(p)	Code of Ethics is incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A, filed on February 28, 2008.

Item 23.	Exhibits. - List (continued)

Other Exhibits

a)	Power of Attorney is incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A, filed on April 27, 2007.

b)	Certificate of Assistant Secretary is incorporated by reference to Other Exhibits (b) of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed on February 24, 2006.

Item 24.	Persons Controlled by or under Common Control with Registrant.

Not Applicable

Item 25.	Indemnification

The Registrant's charter documents set forth the circumstances under which indemnification shall be provided to any past or present Board member or officer of the Registrant. The Registrant also has entered into a separate agreement with each of its Board members that describes the conditions and manner in which the Registrant indemnifies each of its Board members against all liabilities incurred by them (including attorneys' fees and other litigation expenses, settlements, fines and penalties), or which may be threatened against them, as a result of being or having been a Board member of the Registrant. These indemnification provisions are subject to applicable state law and to the limitation under the Investment Company Act of 1940, as amended, that no board member or officer of a fund may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his or her office. Reference is hereby made to the following: Article SEVENTH of the Registrant's Articles of Incorporation,
Article VIII of the Registrant's By-Laws, as amended, Section 2-418 of the Maryland General Corporation Law, and
Section 1.11 of the Distribution Agreement.

Item 26. Business and Other Connections of Investment Adviser.

_______

____________________________________________________

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser, manager and distributor for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer of shares of investment companies sponsored by Dreyfus and of other investment companies for which Dreyfus acts as investment adviser, sub-investment adviser or administrator.

ITEM 26.	Business and Other Connections of Investment Adviser (continued)

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates
Jonathan Baum	MBSC Securities Corporation++	Director	6/07 - Present
Chief Executive Officer		Executive Vice President	6/07 - Present
and Director
	Dreyfus Service Corporation++	Director	8/06 - 6/07
		Executive Vice President	3/06 - 6/07
J. Charles Cardona	Dreyfus Investment Advisors, Inc.++	Chairman of the Board	2/02 - 7/05
President and Director
	MBSC Securities Corporation++	Director	6/07 - Present
		Executive Vice President	6/07 - Present
	Dreyfus Service Corporation++	Executive Vice President	2/97 – 6/07
		Director	8/00 – 6/07
Diane P. Durnin	None
Vice Chair and Director
Jonathan Little	Mellon Global Investments	Chief Executive Officer	5/02 - Present
Chair of the Board
	London, England	Director	5/02 - Present
	Mellon Fund Managers Limited+	Director	5/03 - Present
	Mellon Global Investments (Holdings) Ltd. +	Director	9/03 - Present
	Mellon Global Investing Corp. +	Director	5/02 - Present
	Mellon International Investment Corp. +	Director	4/02 - Present
	Mellon Overseas Investment Corp. +	Director	12/02 - Present
	Hamon Investment Group PTE Ltd. +	Director	3/02 - Present
	Mellon Chile Holdings, S.A. +	Director	7/03 - Present
	Mellon Global Funds, plc+	Director	12/00 - Present
	Mellon Global Management Ltd. +	Director	11/00 - Present
	Mellon Global Investments Japan Ltd. +	Director	6/02 - Present
	Universal Liquidity Funds, plc+	Director	11/00 - Present
	Pareto Investment Management Ltd. +	Director	11-04 - Present
	Mellon Global Investments (Asia) Ltd.+	Director	5/01 - Present
	Mellon Global Investments Australia Ltd. +	Director	10/02 - Present
	Mellon Australia Ltd. +	Director	7/02 - Present
	Mellon Alternative Strategies Ltd. +	Director	10/04 - Present

C-3

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jonathan Little	NSP Financial Services Group Pty Ltd. +	Director	12/01 - Present
Chair of the Board
(continued)

	Kiahan Ltd. +	Director	12/01 - Present

Phillip N. Maisano	Mellon Bank, N.A.+	Senior Vice President	4/06 - Present
Director, Vice Chair and
Chief Investment Officer
	EACM Advisors LLC	Chairman of Board	8/04 - Present
	200 Connecticut Avenue	Chief Executive Officer	8/04 - 5/06
Norwalk, CT 06854-1940

	Founders Asset Management LLC****	Member, Board of	11/06 - Present
Managers

	Standish Mellon Asset Management Company,	Board Member	12/06 - Present
LLC
One Financial Center
Boston, MA 02211

	Mellon Capital Management Corporation***	Director	12/06 - Present

	Mellon Equity Associates, LLP+	Board Member	12/06 - Present

	Newton Management Limited	Board Member	12/06 - Present
London, England

	Franklin Portfolio Associates, LLC*	Board Member	12/06 - Present

Mitchell E. Harris	Standish Mellon Asset Management Company	Chairman	2/05 - Present
Director	LLC	Chief Executive Officer	8/04 - Present
	One Financial Center	Member, Board of	10/04 - Present
	Boston, MA 02211	Managers

	Palomar Management	Director	12/97 - Present
London, England

	Palomar Management Holdings Limited	Director	12/97 - Present
London, England

	Pareto Investment Management Limited	Director	9/04 – Present
London, England

	MAM (DE) Trust+++++	President	10/05 – 1/07
		Member of Board of	10/05 – 1/07
Trustees

	MAM (MA) Holding Trust+++++	President	10/05 – 1/07
		Member of Board of	10/05 – 1/07
Trustees

Ronald P. O’Hanley	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Director
	Mellon Bank, N.A. +	Vice Chairman	6/01 – Present

	TBC General Partner, LLC*	President	7/03 - Present

C-4

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Ronald P. O’Hanley	Standish Mellon Asset Management Company,	Board Member	7/01 – Present
Director	LLC
(continued)	One Financial Center
Boston, MA 02211

	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present

	Franklin Portfolio Associates, LLC*	Director	4/97 – Present

	Pareto Partners (NY)	Partner Representative	2/00 – Present
505 Park Avenue
NY, NY 10022

	Buck Consultants, Inc.++	Director	7/97 – Present

	Newton Management Limited	Executive Committee	10/98 - Present
	London, England	Member
		Director	10/98 - Present

	Mellon Global Investments Japan Ltd	Non-Resident Director	11/98 - 4/06
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 – Present

	Fixed Income (MA) Trust*	Trustee	6/03 – Present

	Fixed Income (DE) Trust*	Trustee	6/03 – Present

	Pareto Partners	Partner Representative	5/97 – Present
271 Regent Street
London, England W1R 8PP

	Mellon Capital Management Corporation***	Director	2/97 – Present

	Mellon Equity Associates, LLP+	Executive Committee	1/98 – Present
Member
		Chairman	1/98 – Present

	Mellon Global Investing Corp.*	Director	5/97 – Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 – Present

Scott E. Wennerholm	Mellon Capital Management Corporation***	Director	10/05 - Present
Director

	Newton Management Limited	Director	1/06 – Present
London, England

	Pareto Investment Management Limited	Director	3/06 – Present
London, England

	Mellon Equity Associates, LLP+	Executive Committee	10/05 - Present
Member

	Standish Mellon Asset Management Company,	Member, Board of	10/05 - Present
	LLC	Managers
One Financial Center
Boston, MA 02211

C-5

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Scott E. Wennerholm	The Boston Company Holding, LLC*	Member, Board of	4/06 – Present
Director		Managers
(continued)

	Mellon Bank, N.A. +	Senior Vice President	10/05 - Present

	Mellon Trust of New England, N. A.*	Director	4/06 – Present
		Senior Vice President	10/05 - Present

	MAM (DE) Trust+++++	Member of Board of	1/07 - Present
Trustees

	MAM (MA) Holding Trust*	Member of Board of	1/07 - Present
Trustees

J. David Officer	MBSC Securities Corporation++	President	6/07 – Present
Chief Operating Officer,		Director	6/07 – Present
Vice Chair and Director
	Dreyfus Service Corporation++	President	3/00 – 6/07
		Director	3/99 – 6/07

	MBSC, LLC++	Manager, Board of	4/02 – 6/07
Managers
		President	4/02 – 6/07

	Dreyfus Transfer, Inc. ++	Chairman and Director	2/02 - Present

	Dreyfus Service Organization, Inc.++	Director	3/99 – 3/07

	Seven Six Seven Agency, Inc.++	Director	10/98 - 4/07

	Mellon Residential Funding Corp. +	Director	4/97 - Present

	Mellon Bank, N.A.+	Executive Vice President	2/94 - Present

	Laurel Capital Advisors+	Chairman	1/05 - Present
		Chief Executive Officer	1/05 - Present

	Mellon United National Bank	Director	3/98 - Present
1399 SW 1st Ave., Suite 400
Miami, Florida

Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications

Gary Pierce	Lighthouse Growth Advisors LLC++	Member, Board of	7/05 - 9/05
Controller		Managers
		Vice President and	7/05 - 9/05
Treasurer

	The Dreyfus Trust Company+++	Chief Financial Officer	7/05 - Present
		Treasurer	7/05 - Present

	MBSC, LLC++	Chief Financial Officer	7/05 – 6/07
		Manager, Board of	7/05 – 6/07
Managers

	MBSC Securities Corporation++	Director	6/07 – Present
		Chief Financial Officer	6/07 – Present

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Gary Pierce	Dreyfus Service Corporation++	Director	7/05 – 6/07
Controller		Chief Financial Officer	7/05 – 6/07
(continued)

	Founders Asset Management, LLC****	Assistant Treasurer	7/06 – Present

	Dreyfus Consumer Credit	Treasurer	7/05 - Present
Corporation ++

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	7/05 - Present

	Dreyfus Service	Treasurer	7/05 - Present
Organization, Inc.++

	Seven Six Seven Agency, Inc. ++	Treasurer	4/99 - Present

Joseph W. Connolly	The Dreyfus Family of Funds++	Chief Compliance	10/04 - Present
Chief Compliance Officer		Officer
	The Mellon Funds Trust++	Chief Compliance	10/04 - Present
Officer
	Lighthouse Growth Advisors, LLC ++	Chief Compliance	10/04 - 9/05
Officer
	MBSC, LLC++	Chief Compliance	10/04 – 6/07
Officer
	MBSC Securities Corporation++	Chief Compliance	6/07 - Present
Officer
	Dreyfus Service Corporation	Chief Compliance	10/04 – 6/07
Officer

Jill Gill	Mellon Financial Corporation +	Vice President	10/01 - Present
Vice President –
Human Resources	MBSC Securities Corporation++	Vice President	6/07 - Present

	Dreyfus Service Corporation++	Vice President	10/06 - 6/07

Anthony Mayo	None
Vice President -
Information Systems

Theodore A. Schachar	Lighthouse Growth Advisors LLC++	Assistant Treasurer	9/02 - 9/05
Vice President – Tax
	MBSC Securities Corporation++	Vice President - Tax	6/07 – Present

	Dreyfus Service Corporation++	Vice President - Tax	10/96 – 6/07

	MBSC, LLC++	Vice President - Tax	4/02 – 6/07

	The Dreyfus Consumer Credit Corporation ++	Chairman	6/99 - Present
		President	6/99 - Present

	Dreyfus Service Organization, Inc.++	Vice President - Tax	10/96 - Present

C-7

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

John E. Lane	A P Colorado, Inc. +	Vice President – Real	8/07 – Present
Vice President		Estate and Leases
	A P East, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Management, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Properties, Inc. +	Vice President – Real	8/07 – Present
Estate and Leases
	A P Rural Land, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	Allomon Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	MBC Investments Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	MBSC Securities Corporation++	Vice President– Real	8/07 - Present
Estate and Leases
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Capital Management Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #1+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #4+	Vice President – Real	7/07 – Present
Estate and Leases
	Mellon International Leasing Company+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Leasing Corporation+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Trust Company of Illinois+	Vice President– Real	8/07 – Present
Estate and Leases
	MFS Leasing Corp. +	Vice President– Real	7/07 – Present
Estate and Leases
	MMIP, LLC+	Vice President– Real	8/07 – Present
Estate and Leases
	Pontus, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases
Jeanne M. Login	A P Colorado, Inc. +	Vice President– Real	8/07 – Present
Vice President		Estate and Leases
	A P East, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Management, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	A P Properties, Inc. +	Vice President – Real	8/07 – Present
Estate and Leases
	A P Rural Land, Inc. +	Vice President– Real	8/07 – Present
Estate and Leases
	Allomon Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	APT Holdings Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	BNY Investment Management Services LLC++++	Vice President– Real	1/01 – Present
Estate and Leases
	MBC Investments Corporation+	Vice President– Real	8/07 – Present
Estate and Leases
	MBSC Securities Corporation++	Vice President– Real	8/07 - Present
Estate and Leases
	MELDEL Leasing Corporation Number 2, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Jeanne M. Login	Mellon Capital Management Corporation+	Vice President– Real	8/07 – Present
Vice President		Estate and Leases
(continued)
	Mellon Financial Services Corporation #1+	Vice President– Real	8/07 – Present
Estate and Leases
	Mellon Financial Services Corporation #4+	Vice President – Real	7/07 – Present
Estate and Leases
	Mellon International Leasing Company+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Leasing Corporation+	Vice President– Real	7/07 – Present
Estate and Leases
	Mellon Trust Company of Illinois+	Vice President– Real	8/07 – Present
Estate and Leases
	MFS Leasing Corp. +	Vice President– Real	7/07 – Present
Estate and Leases
	MMIP, LLC+	Vice President– Real	8/07 – Present
Estate and Leases
	Pontus, Inc. +	Vice President– Real	7/07 – Present
Estate and Leases

James Bitetto	MBSC Securities Corporation++	Assistant Secretary	6/07 - Present
Secretary
	Dreyfus Service Corporation++	Assistant Secretary	8/98 – 6/07

	Dreyfus Service Organization, Inc.++	Secretary	8/05 - Present

	The Dreyfus Consumer Credit Corporation++	Vice President	2/02 - Present
		Director	2/02 – 7/06

*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****	The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144
++++	The address of the business so indicated is White Clay Center, Route 273, Newark, Delaware 19711.
+++++	The address of the business so indicated is 4005 Kennett Pike, Greenville, DE 19804.

C-9

Item 27.	Principal Underwriters

(a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	Advantage Funds, Inc.

2.	CitizensSelect Funds

3.	Dreyfus A Bonds Plus, Inc.

4.	Dreyfus Appreciation Fund, Inc.

5.	Dreyfus BASIC Money Market Fund, Inc.

6.	Dreyfus BASIC U.S. Mortgage Securities Fund

7.	Dreyfus BASIC U.S. Government Money Market Fund

8.	Dreyfus Bond Funds, Inc.

9.	Dreyfus California Intermediate Municipal Bond Fund

10.	Dreyfus California Tax Exempt Money Market Fund

11.	Dreyfus Cash Management

12.	Dreyfus Cash Management Plus, Inc.

13.	Dreyfus Connecticut Intermediate Municipal Bond Fund

14.	Dreyfus Connecticut Municipal Money Market Fund, Inc.

15.	Dreyfus Fixed Income Securities

16.	Dreyfus Florida Intermediate Municipal Bond Fund

17.	Dreyfus Florida Municipal Money Market Fund

18.	Dreyfus Founders Funds, Inc.

19.	The Dreyfus Fund Incorporated

20.	Dreyfus GNMA Fund, Inc.

21.	Dreyfus Government Cash Management Funds

22.	Dreyfus Growth and Income Fund, Inc.

23.	Dreyfus Growth Opportunity Fund, Inc.

24.	Dreyfus Index Funds, Inc.

25.	Dreyfus Institutional Cash Advantage Funds

26.	Dreyfus Institutional Money Market Fund

27.	Dreyfus Institutional Preferred Money Market Funds

28.	Dreyfus Insured Municipal Bond Fund, Inc.

29.	Dreyfus Intermediate Municipal Bond Fund, Inc.

30.	Dreyfus International Funds, Inc.

31.	Dreyfus Investment Grade Funds, Inc.

32.	Dreyfus Investment Portfolios

33.	The Dreyfus/Laurel Funds, Inc.

34.	The Dreyfus/Laurel Funds Trust

35.	The Dreyfus/Laurel Tax-Free Municipal Funds

36.	Dreyfus LifeTime Portfolios, Inc.

37.	Dreyfus Liquid Assets, Inc.

38.	Dreyfus Massachusetts Intermediate Municipal Bond Fund

39.	Dreyfus Massachusetts Municipal Money Market Fund

40.	Dreyfus Midcap Index Fund, Inc.

41.	Dreyfus Money Market Instruments, Inc.

42.	Dreyfus Municipal Bond Fund, Inc.

43.	Dreyfus Municipal Cash Management Plus

44.	Dreyfus Municipal Funds, Inc.

45.	Dreyfus Municipal Money Market Fund, Inc.

46.	Dreyfus New Jersey Intermediate Municipal Bond Fund

47.	Dreyfus New Jersey Municipal Money Market Fund, Inc.

48.	Dreyfus New York Municipal Cash Management

49.	Dreyfus New York Tax Exempt Bond Fund, Inc.

50.	Dreyfus New York Tax Exempt Intermediate Bond Fund

51.	Dreyfus New York Tax Exempt Money Market Fund

52.	Dreyfus U.S. Treasury Intermediate Term Fund

53.	Dreyfus U.S. Treasury Long Term Fund

54.	Dreyfus 100% U.S. Treasury Money Market Fund

55.	Dreyfus Pennsylvania Intermediate Municipal Bond Fund

56.	Dreyfus Pennsylvania Municipal Money Market Fund

57.	Dreyfus Premier California Tax Exempt Bond Fund, Inc.

58.	Dreyfus Premier Equity Funds, Inc.

59.	Dreyfus Premier Fixed Income Funds

60.	Dreyfus Premier International Funds, Inc.

61.	Dreyfus Premier GNMA Fund

62.	Dreyfus Premier Manager Funds I

63.	Dreyfus Premier Manager Funds II

64.	Dreyfus Premier Municipal Bond Fund

65.	Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

66.	Dreyfus Premier New York Municipal Bond Fund

67.	Dreyfus Premier Opportunity Funds

68.	Dreyfus Premier State Municipal Bond Fund

69.	Dreyfus Premier Stock Funds

70.	The Dreyfus Premier Third Century Fund, Inc.

71.	Dreyfus Premier Value Equity Funds

72.	Dreyfus Premier Worldwide Growth Fund, Inc.

73.	Dreyfus Short-Intermediate Government Fund

74.	Dreyfus Premier Short-Intermediate Municipal Bond Fund

75.	The Dreyfus Socially Responsible Growth Fund, Inc.

76.	Dreyfus Stock Index Fund, Inc.

77.	Dreyfus Tax Exempt Cash Management

78.	Dreyfus Treasury Cash Management

79.	Dreyfus Treasury Prime Cash Management

80.	Dreyfus Variable Investment Fund

81.	Dreyfus Worldwide Dollar Money Market Fund, Inc.

82.	General California Municipal Money Market Fund

83.	General Government Securities Money Market Funds, Inc.

84.	General Money Market Fund, Inc.

85.	General Municipal Money Market Funds, Inc.

86.	General New York Municipal Bond Fund, Inc.

87.	General New York Municipal Money Market Fund

88.	Mellon Funds Trust

89.	Strategic Funds, Inc.

(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

Jon R. Baum*	Chief Executive Officer and Chairman of the Board	None
J. David Officer*	President and Director	President
Ken Bradle**	Executive Vice President and Director	None
Robert G. Capone*****	Executive Vice President and Director	None
J. Charles Cardona*	Executive Vice President and Director	None
Sue Ann Cormack**	Executive Vice President	None
Mark A. Keleher******	Executive Vice President	None
William H. Maresca*	Executive Vice President and Director	None
Timothy M. McCormick*	Executive Vice President	None
David K. Mossman****	Executive Vice President	None
James Neiland*	Executive Vice President	None
Sean O’Neil*****	Executive Vice President	None
Irene Papadoulis**	Executive Vice President	None
Matthew Perrone**	Executive Vice President	None
Noreen Ross*	Executive Vice President	None
Bradley J. Skapyak*	Executive Vice President	None
Gary Pierce*	Chief Financial Officer and Director	None
Tracy Hopkins*	Senior Vice President	None
Marc S. Isaacson**	Senior Vice President	None
Denise B. Kneeland*****	Senior Vice President	None
Mary T. Lomasney*****	Senior Vice President	None
Barbara A. McCann*****	Senior Vice President	None
Christine Carr Smith******	Senior Vice President	None
Ronald Jamison*	Chief Legal Officer and Secretary	None
Joseph W. Connolly*	Chief Compliance Officer (Investment Advisory Business)	Chief Compliance Officer
Stephen Storen*	Chief Compliance Officer	None
Maria Georgopoulos*	Vice President – Facilities Management	None
William Germenis*	Vice President – Compliance and Anti-Money Laundering	Anti-Money Laundering
	Officer	Compliance Officer
Timothy I. Barrett**	Vice President	None
Jill Gill*	Vice President	None
John E. Lane*******	Vice President – Real Estate and Leases	None
Jeanne M. Login*******	Vice President – Real Estate and Leases	None
Edward A. Markward*	Vice President – Compliance	None
Mary Merkle*	Vice President – Compliance	None
Jennifer M. Mills*	Vice President – Compliance	None
Paul Molloy*	Vice President	None
Anthony Nunez*	Vice President – Finance	None
Theodore A. Schachar*	Vice President – Tax	None
William Schalda*	Vice President	None
John Shea*	Vice President – Finance	None
Christopher A. Stallone**	Vice President	None
Susan Verbil*	Vice President – Finance	None
William Verity*	Vice President – Finance	None
James Windels*	Vice President	Treasurer

(b)
Name and principal		Positions and Offices
Business address	Positions and offices with the Distributor	with Registrant

James Bitetto*	Assistant Secretary	Vice President and
Assistant Secretary
James D. Muir*	Assistant Secretary	None
Ken Christoffersen***	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.
**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206.
****	Principal business address is One Mellon Bank Center, Pittsburgh, PA 15258.
*****	Principal business address is One Boston Place, Boston, MA 02108.
******	Principal business address is 595 Market Street, San Francisco, CA 94105.
*******	Principal business address is 101 Barclay Street, New York 10286.

Item 28.	Location of Accounts and Records

1.	The Bank of New York
One Wall Street
New York, New York 10286

2.	DST Systems, Inc.
1055 Broadway
Kansas City, MO 64105

3.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 29.	Management Services
Not Applicable
Item 30.	Undertakings
None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 28th day of March, 2008.

Strategic Funds, Inc.

BY:	/s/J. DAVID OFFICER*

J. DAVID OFFICER, PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ J. David Officer*	President	03/28/08
(Principal Executive Officer)

J. David Officer

/s/James Windels*	Treasurer	03/28/08
(Principal Financial Officer)

James Windels

/s/Joseph S. DiMartino*	Chairman of the Board	03/28/08

Joseph S. DiMartino

/s/David W. Burke*	Board Member	03/28/08

David W. Burke

/s/Hodding Carter, III*	Board Member	03/28/08

Hodding Carter, III

/s/Gordon Davis*	Board Member	03/28/08

Gordon Davis

/s/Joni Evans*	Board Member	03/28/08

Joni Evans

/s/Ehud Houminer*	Board Member	03/28/08

Ehud Houminer

/s/Richard C. Leone*	Board Member	03/28/08

Richard C. Leone

/s/Hans C. Mautner*	Board Member	03/28/08

Hans C. Mautner

/s/Robin A. Melvin*	Board Member	03/28/08

Robin A. Melvin

/s/Burton Wallack*	Board Member	03/28/08

Burton Wallack

/s/John E. Zuccotti*	Board Member	03/28/08

John E. Zuccotti
*BY:
/s/John B. Hammalian*

John B. Hammalian,
Attorney-in-Fact

INDEX OF EXHIBITS

Exhibit No.
23 (j)	Consent of Independent Registered Public Accounting Firm.